March 31, 2026
2026 Quarterly Report (Unaudited)

Master Investment Portfolio
• Total International ex U.S. Index Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.6%
Anglogold Ashanti PLC	31,551	$ 3,149,166
ANZ Group Holdings Ltd.	197,807	4,973,906
APA Group(a)	76,671	528,164
Aristocrat Leisure Ltd.	34,819	1,106,731
ASX Ltd.	14,476	525,225
BHP Group Ltd., Class DI	327,562	11,852,021
Brambles Ltd.	83,900	1,316,750
CAR Group Ltd.	24,727	394,726
Cochlear Ltd.	4,358	512,809
Coles Group Ltd.	93,724	1,421,302
Commonwealth Bank of Australia	108,535	12,710,182
Computershare Ltd.	37,940	748,270
CSL Ltd.	31,881	3,131,319
Evolution Mining Ltd.	147,666	1,329,690
Fortescue Ltd.	104,079	1,487,247
Glencore PLC	632,322	4,789,127
Goodman Group	133,469	2,396,237
Insurance Australia Group Ltd.	138,709	702,455
Lottery Corp. Ltd.	146,245	546,159
Lynas Rare Earths Ltd.(b)	60,037	815,150
Macquarie Group Ltd.	23,426	3,327,823
Medibank Pvt Ltd.	178,741	540,832
National Australia Bank Ltd.	196,021	5,670,036
Northern Star Resources Ltd.	87,762	1,275,778
Origin Energy Ltd.	104,090	895,711
Pro Medicus Ltd.	4,024	331,646
Qantas Airways Ltd.	53,113	311,999
QBE Insurance Group Ltd.	93,273	1,376,407
REA Group Ltd.	3,014	330,209
Rio Tinto Ltd.	24,712	2,807,619
Rio Tinto PLC	71,807	6,661,799
Santos Ltd.	224,066	1,226,435
Scentre Group	316,751	730,849
SGH Ltd.(c)	15,262	434,219
Sigma Healthcare Ltd.	304,154	562,063
Sonic Healthcare Ltd.	30,007	426,363
South32 Ltd.	320,968	971,893
Stockland	144,671	434,277
Suncorp Group Ltd.	67,707	759,854
Telstra Group Ltd.	242,728	896,056
Transurban Group(a)	210,688	2,055,228
Vicinity Ltd.	257,934	420,791
Washington H Soul Pattinson & Co. Ltd.	21,233	596,709
Wesfarmers Ltd.	75,612	3,860,444
Westpac Banking Corp.	222,561	6,150,532
WiseTech Global Ltd.(c)	13,413	361,890
Woodside Energy Group Ltd.	115,689	2,746,170
Woolworths Group Ltd.	84,397	2,131,213
		102,731,481
Austria — 0.2%
BAWAG Group AG(d)	4,592	698,111
Erste Group Bank AG	19,347	2,089,965
OMV AG	8,796	643,516
Raiffeisen Bank International AG	8,449	361,843
Verbund AG(c)	4,162	318,057
		4,111,492
Belgium — 0.5%
Ageas SA	10,213	751,809
Anheuser-Busch InBev SA	62,671	4,335,960
Security	Shares	Value
Belgium (continued)
D’ieteren Group	1,117	$ 206,816
Elia Group SA	3,063	470,474
Financiere de Tubize SA	1,286	319,013
Groupe Bruxelles Lambert NV	5,410	492,118
KBC Group NV	14,813	1,812,992
Lotus Bakeries NV	27	304,851
Sofina SA	925	224,613
Syensqo SA	4,268	248,792
UCB SA	8,181	2,464,909
		11,632,347
Brazil — 1.3%
Ambev SA	327,253	963,466
Axia Energia	84,512	955,437
B3 SA - Brasil Bolsa Balcao	376,554	1,337,605
Banco Bradesco SA	98,456	317,615
Banco BTG Pactual SA	88,794	964,934
Banco do Brasil SA	126,630	562,273
BB Seguridade Participacoes SA	53,016	356,282
Caixa Seguridade Participacoes SA	78,429	277,841
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	33,585	1,025,993
Cia Paranaense de Energia - Copel	76,481	227,826
CPFL Energia SA	19,091	179,711
Embraer SA	49,300	732,383
Energisa SA	24,406	247,177
Eneva SA(b)	51,000	241,617
Equatorial Energia SA	77,593	610,726
Klabin SA	58,548	220,522
Klabin SA, Preference Shares	2	2
Localiza Rent a Car SA	63,112	572,411
MBRF Global Foods Co. SA	46,461	194,101
Motiva Infraestrutura de Mobilidade SA	52,851	161,312
NU Holdings Ltd., Class A(b)	211,049	3,032,774
Petroleo Brasileiro SA - Petrobras	246,122	2,561,549
PRIO SA(b)	59,039	754,650
Raia Drogasil SA	88,087	400,144
Rede D’Or Sao Luiz SA(d)	40,523	304,870
Rumo SA	107,016	335,726
StoneCo Ltd., Class A(b)(c)	14,329	202,325
Suzano SA	58,210	583,241
Telefonica Brasil SA	32,480	258,531
TIM SA	41,000	217,354
TOTVS SA	52,835	356,392
Ultrapar Participacoes SA	45,628	252,987
Vale SA	227,046	3,615,308
Vibra Energia SA	82,970	506,484
WEG SA	99,145	976,358
Wheaton Precious Metals Corp.	28,622	3,757,010
XP, Inc., Class A	21,349	406,485
Yara International ASA	10,970	641,244
		29,312,666
Canada — 8.0%
Agnico Eagle Mines Ltd.	32,495	6,595,941
Alamos Gold, Inc., Class A	31,518	1,402,235
Alimentation Couche-Tard, Inc.	50,369	2,855,004
AltaGas Ltd.	16,709	579,548
ARC Resources Ltd.(c)	36,980	769,586
AtkinsRealis Group, Inc.	10,054	646,850
Bank of Montreal	45,464	6,157,952
Bank of Nova Scotia	81,810	5,673,360
Barrick Mining Corp.	111,477	4,555,724

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
BCE, Inc.	4,874	$ 122,980
Bombardier, Inc., Class B(b)	5,510	974,459
Brookfield Asset Management Ltd., Class A	25,571	1,136,918
Brookfield Corp., Class A	130,129	5,273,073
Brookfield Renewable Corp.	7,825	311,852
CAE, Inc.(b)	22,681	590,544
Cameco Corp.	29,184	3,173,715
Canadian Imperial Bank of Commerce	59,383	5,627,960
Canadian National Railway Co.(c)	32,228	3,317,091
Canadian Natural Resources Ltd.(c)	136,570	6,662,095
Canadian Pacific Kansas City Ltd.	58,311	4,588,675
Canadian Tire Corp. Ltd., Class A	3,131	421,068
Canadian Utilities Ltd., Class A	7,661	269,079
CCL Industries, Inc., Class B	7,602	476,307
Celestica, Inc.(b)	7,409	2,090,029
Cenovus Energy, Inc.	82,558	2,191,102
CGI, Inc., Class A	12,840	938,702
Constellation Software, Inc.	1,341	2,354,043
Descartes Systems Group, Inc.(b)	5,669	406,052
Dollarama, Inc.	16,977	2,083,591
Element Fleet Management Corp.	24,784	537,512
Emera, Inc.	20,688	1,072,397
Empire Co. Ltd., Class A	8,197	293,621
Enbridge, Inc.	141,525	7,671,914
Fairfax Financial Holdings Ltd.	1,335	2,274,730
FirstService Corp.(c)	2,799	389,377
Fortis, Inc.	36,626	2,043,378
Franco-Nevada Corp.	12,568	3,111,960
George Weston Ltd.	11,574	817,693
Gildan Activewear, Inc.(c)	9,428	525,043
Great-West Lifeco, Inc.	19,012	890,397
Hydro One Ltd.(c)(d)	22,519	929,995
iA Financial Corp., Inc.	5,385	597,611
IGM Financial, Inc.	5,324	253,666
Imperial Oil Ltd.(c)	10,195	1,335,368
Intact Financial Corp.	12,151	2,201,872
Keyera Corp.	13,912	538,139
Kinross Gold Corp.	77,958	2,383,404
Loblaw Cos. Ltd.	37,644	1,716,183
Lundin Gold, Inc.	8,140	622,071
Magna International, Inc.	15,766	880,498
Manulife Financial Corp.	106,951	3,684,201
Metro, Inc.	13,910	951,732
National Bank of Canada	25,724	3,328,716
Nutrien Ltd.(c)	31,336	2,365,461
Open Text Corp.	18,768	418,236
Pan American Silver Corp.	29,446	1,610,841
Pembina Pipeline Corp.	39,051	1,748,045
Power Corp. of Canada(c)	35,686	1,717,987
RB Global, Inc.	13,053	1,251,816
Restaurant Brands International, Inc.	21,122	1,563,007
Rogers Communications, Inc., Class B(c)	25,085	964,738
Royal Bank of Canada	92,051	14,880,619
Saputo, Inc.	16,184	505,612
Shopify, Inc., Class A(b)	78,789	9,348,654
Stantec, Inc.	7,410	640,591
Sun Life Financial, Inc.	34,513	2,162,180
Suncor Energy, Inc.	77,741	5,141,938
TC Energy Corp.(c)	68,659	4,299,393
Teck Resources Ltd., Class B(b)	30,736	1,593,031
TELUS Corp.	28,669	368,487
TFI International, Inc.(c)	5,975	650,373
Security	Shares	Value
Canada (continued)
Thomson Reuters Corp.	10,456	$ 943,753
TMX Group Ltd.	19,780	701,421
Toromont Industries Ltd.	5,719	800,685
Toronto-Dominion Bank	111,263	10,391,265
Tourmaline Oil Corp.	22,355	1,069,942
Whitecap Resources, Inc.(c)	64,031	722,656
WSP Global, Inc.	8,954	1,393,531
		178,551,275
Chile — 0.2%
Antofagasta PLC	27,988	1,255,107
Banco de Chile	3,318,630	602,345
Banco de Credito e Inversiones SA	4,550	294,734
Banco Santander Chile	3,895,661	322,584
Cencosud SA	42,900	117,122
Empresas CMPC SA	65,894	89,639
Empresas Copec SA	49,115	340,063
Enel Chile SA	1,792,039	138,312
Falabella SA	52,829	323,387
Latam Airlines Group SA	16,297,414	402,149
Lundin Mining Corp.	48,972	1,221,220
		5,106,662
China — 7.9%
360 Security Technology, Inc., Class A	3,900	6,128
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	46,699
3SBio, Inc.(d)	120,500	355,229
AAC Technologies Holdings, Inc.	48,000	205,885
Advanced Micro-Fabrication Equipment, Inc. China, Class A	5,400	244,794
AECC Aviation Power Co. Ltd., Class A	7,600	53,380
Agricultural Bank of China Ltd., Class A	484,500	471,300
Agricultural Bank of China Ltd., Class H	1,555,000	1,112,298
Aier Eye Hospital Group Co. Ltd., Class A	27,670	38,462
Air China Ltd., Class A(b)	20,298	20,016
Airtac International Group	8,371	266,620
Akeso, Inc.(b)(d)	50,000	851,345
Alibaba Group Holding Ltd.	1,106,652	17,346,200
Alibaba Health Information Technology Ltd.(b)	290,000	174,875
Aluminum Corp. of China Ltd., Class A	100,100	168,843
Aluminum Corp. of China Ltd., Class H	194,000	283,815
Angel Yeast Co. Ltd., Class A	6,000	35,362
Anhui Conch Cement Co. Ltd., Class A	17,700	59,833
Anhui Conch Cement Co. Ltd., Class H	89,500	243,605
Anhui Gujing Distillery Co. Ltd., Class A	1,500	22,517
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(b)	5,100	34,657
ANTA Sports Products Ltd.	91,200	891,541
AviChina Industry & Technology Co. Ltd., Class H(c)	116,000	49,537
Baidu, Inc., Class A(b)	147,502	2,061,810
Bank of Beijing Co. Ltd., Class A	100,100	80,078
Bank of China Ltd., Class A	98,500	83,989
Bank of China Ltd., Class H	4,831,000	3,084,767
Bank of Communications Co. Ltd., Class A	134,200	136,476
Bank of Communications Co. Ltd., Class H	560,700	506,762
Bank of Jiangsu Co. Ltd., Class A	54,240	85,995
Bank of Nanjing Co. Ltd., Class A	57,500	95,087
Bank of Ningbo Co. Ltd., Class A	28,160	124,494
Bank of Shanghai Co. Ltd., Class A	76,510	110,083
Baoshan Iron & Steel Co. Ltd., Class A	75,798	71,057
Beijing Enterprises Holdings Ltd.	44,500	170,132
Beijing Kingsoft Office Software, Inc., Class A	3,403	116,799
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Beijing Tong Ren Tang Co. Ltd., Class A	5,500	$ 22,264
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(b)	6,699	38,885
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	246,900	182,068
Bilibili, Inc., Class Z(b)	17,519	394,897
BOC Hong Kong Holdings Ltd.	242,500	1,337,873
BOE Technology Group Co. Ltd., Class A	158,600	90,780
Bosideng International Holdings Ltd.	234,000	120,447
BYD Co. Ltd., Class A	23,700	367,324
BYD Co. Ltd., Class H	231,900	3,170,381
BYD Electronic International Co. Ltd.(c)	62,500	224,818
C&D International Investment Group Ltd.	63,000	101,918
Cambricon Technologies Corp. Ltd., Class A(b)	1,321	192,633
CCOOP Group Co. Ltd., Class A(b)	568,100	153,801
CGN Power Co. Ltd., Class H(d)	675,000	303,835
Changchun High-Tech Industry Group Co. Ltd., Class A	2,200	27,646
China CITIC Bank Corp. Ltd., Class H	547,000	554,065
China Coal Energy Co. Ltd., Class H	194,000	326,961
China Construction Bank Corp., Class A	154,400	216,590
China Construction Bank Corp., Class H	6,082,000	6,563,777
China CSSC Holdings Ltd., Class A	30,600	138,052
China Energy Engineering Corp. Ltd., Class A	64,000	27,165
China Everbright Bank Co. Ltd., Class A	215,300	100,654
China Feihe Ltd.(d)	213,000	95,207
China Galaxy Securities Co. Ltd., Class A	57,500	107,739
China Galaxy Securities Co. Ltd., Class H	205,500	209,492
China Gas Holdings Ltd.	181,000	165,393
China Gold International Resources Corp. Ltd.	15,300	302,943
China Hongqiao Group Ltd.	182,000	822,132
China International Capital Corp. Ltd., Class H(d)	164,800	365,882
China Life Insurance Co. Ltd., Class A	700	3,727
China Life Insurance Co. Ltd., Class H	474,000	1,512,170
China Literature Ltd.(b)(d)	21,400	70,152
China Longyuan Power Group Corp. Ltd., Class H	323,000	295,659
China Mengniu Dairy Co. Ltd.	250,000	552,326
China Merchants Bank Co. Ltd., Class A	84,000	481,448
China Merchants Bank Co. Ltd., Class H	263,578	1,674,834
China Merchants Energy Shipping Co. Ltd., Class A	133,700	318,819
China Merchants Port Holdings Co. Ltd.	65,720	123,319
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	40,571
China Minsheng Banking Corp. Ltd., Class A	159,000	87,644
China Minsheng Banking Corp. Ltd., Class H	361,180	169,861
China National Building Material Co. Ltd., Class H	228,000	139,872
China National Nuclear Power Co. Ltd., Class A	127,500	168,023
China Nonferrous Mining Corp. Ltd.	93,000	139,575
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	53,829
China Oilfield Services Ltd., Class H	182,000	208,535
China Overseas Land & Investment Ltd.	245,500	366,113
China Pacific Insurance Group Co. Ltd., Class A	27,600	149,988
China Pacific Insurance Group Co. Ltd., Class H	166,000	679,870
China Petroleum & Chemical Corp., Class A	186,500	158,734
China Petroleum & Chemical Corp., Class H	1,344,400	772,800
China Power International Development Ltd.	405,000	163,988
China Railway Group Ltd., Class A	122,200	96,899
China Railway Group Ltd., Class H	230,000	119,441
China Resources Beer Holdings Co. Ltd.	130,000	430,228
China Resources Gas Group Ltd.	66,000	160,821
China Resources Land Ltd.	207,111	767,622
China Resources Mixc Lifestyle Services Ltd.(d)	55,000	332,337
Security	Shares	Value
China (continued)
China Resources Power Holdings Co. Ltd.	120,000	$ 280,321
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	28,561	116,342
China Ruyi Holdings Ltd.(b)	596,000	116,641
China Shenhua Energy Co. Ltd., Class A	31,800	215,843
China Shenhua Energy Co. Ltd., Class H	209,500	1,240,065
China State Construction Engineering Corp. Ltd., Class A	239,200	174,840
China State Construction International Holdings Ltd.	188,000	199,719
China Taiping Insurance Holdings Co. Ltd.	72,672	191,909
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	72,458
China Tourism Group Duty Free Corp. Ltd., Class A	22,800	235,025
China Tower Corp. Ltd., Class H(d)	265,000	362,338
China United Network Communications Ltd., Class A	225,300	146,372
China Vanke Co. Ltd., Class A(b)	62,901	36,777
China Yangtze Power Co. Ltd., Class A	103,000	405,007
China Zheshang Bank Co. Ltd., Class A	257,920	112,657
Chongqing Changan Automobile Co. Ltd., Class A	55,510	81,151
Chongqing Rural Commercial Bank Co. Ltd., Class H	149,000	129,025
Chongqing Zhifei Biological Products Co. Ltd., Class A(b)	26,450	58,026
Chow Tai Fook Jewellery Group Ltd.	165,800	233,046
CITIC Ltd.	324,000	493,400
CITIC Securities Co. Ltd., Class A	52,915	186,252
CITIC Securities Co. Ltd., Class H	120,450	368,837
CMOC Group Ltd., Class A	68,000	173,914
CMOC Group Ltd., Class H	213,000	447,973
Contemporary Amperex Technology Co. Ltd., Class A	23,500	1,394,551
Contemporary Amperex Technology Co. Ltd., Class H(c)	4,500	358,687
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	12,400	39,886
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	154,105
COSCO SHIPPING Holdings Co. Ltd., Class H	179,350	341,531
CRRC Corp. Ltd., Class A	246,400	228,184
CRRC Corp. Ltd., Class H	308,000	200,624
CSC Financial Co. Ltd., Class A	17,500	54,984
CSPC Pharmaceutical Group Ltd.	466,400	550,428
Daqin Railway Co. Ltd., Class A	53,300	41,478
East Money Information Co. Ltd., Class A	86,250	239,123
ENN Energy Holdings Ltd.	43,100	350,938
Eoptolink Technology, Inc. Ltd., Class A	3,180	211,671
Eve Energy Co. Ltd., Class A	4,600	42,324
Everbright Securities Co. Ltd., Class A	125,800	280,639
Far East Horizon Ltd.	141,000	127,473
Focus Media Information Technology Co. Ltd., Class A	37,300	35,718
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,572	170,835
Founder Securities Co. Ltd., Class A	33,200	32,999
Foxconn Industrial Internet Co. Ltd., Class A	53,400	413,404
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	108,762
Fuyao Glass Industry Group Co. Ltd., Class H(d)	38,800	291,871
Ganfeng Lithium Group Co. Ltd., Class A	10,780	124,735
Ganfeng Lithium Group Co. Ltd., Class H(d)	31,000	293,967
GCL Technology Holdings Ltd.(b)	1,330,000	147,728
GD Power Development Co. Ltd., Class A	235,600	166,037
GDS Holdings Ltd., Class A(b)	67,600	342,069
Geely Automobile Holdings Ltd.	403,000	1,075,187
Genscript Biotech Corp.(b)	68,000	96,441
GF Securities Co. Ltd., Class A	176,800	466,166
GF Securities Co. Ltd., Class H	54,000	100,314
Giant Biogene Holding Co. Ltd.(d)	13,400	47,363
GigaDevice Semiconductor, Inc., Class A	980	34,977

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
GoerTek, Inc., Class A	17,700	$ 59,122
Goldwind Science & Technology Co. Ltd., Class A	12,300	47,753
Gotion High-tech Co. Ltd., Class A	16,100	84,627
Great Wall Motor Co. Ltd., Class H	156,000	252,559
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	50,240
Guangdong Haid Group Co. Ltd., Class A	10,700	77,380
Guangdong Investment Ltd.	164,000	164,262
Guangzhou Automobile Group Co. Ltd., Class A	19,900	21,030
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	48,489
Guosen Securities Co. Ltd., Class A	25,900	42,502
Guotai Haitong Securities Co. Ltd., Class H(d)	107,384	184,156
Guotai Junan Securities Co. Ltd., Class A	83,444	202,574
H World Group Ltd., ADR(c)	12,943	650,903
Haidilao International Holding Ltd.(d)	85,000	156,471
Haier Smart Home Co. Ltd., Class A	41,800	131,094
Haier Smart Home Co. Ltd., Class H	151,400	405,593
Hangzhou First Applied Material Co. Ltd., Class A	30,458	78,420
Hangzhou Silan Microelectronics Co. Ltd., Class A	15,700	59,060
Hansoh Pharmaceutical Group Co. Ltd.(d)	80,000	366,196
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	61,278
Hengan International Group Co. Ltd.	39,000	138,007
Hengli Petrochemical Co. Ltd., Class A	26,600	84,389
Hesai Group(b)	9,900	188,157
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	197,323
Horizon Robotics(b)	281,400	243,713
Hua Hong Semiconductor Ltd., Class H(b)(d)	51,000	514,609
Huadian Power International Corp. Ltd., Class A	158,200	108,736
Huadong Medicine Co. Ltd., Class A	2,500	12,919
Huaneng Power International, Inc., Class H	378,000	286,219
Huatai Securities Co. Ltd., Class A	31,600	82,675
Huatai Securities Co. Ltd., Class H(d)	84,000	160,399
Huaxia Bank Co. Ltd., Class A	132,899	141,498
Huayu Automotive Systems Co. Ltd., Class A	8,300	23,316
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	106,984
Hunan Valin Steel Co. Ltd., Class A	25,800	19,186
Hygon Information Technology Co. Ltd., Class A	13,944	436,804
Iflytek Co. Ltd., Class A	8,600	58,584
Imeik Technology Development Co. Ltd., Class A	1,960	33,566
Industrial & Commercial Bank of China Ltd., Class A	400,400	444,054
Industrial & Commercial Bank of China Ltd., Class H	4,165,000	3,671,229
Industrial Bank Co. Ltd., Class A	73,700	201,380
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	191,700	70,742
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	74,518
Inner Mongolia Yitai Coal Co. Ltd., Class B	119,094	256,171
Innovent Biologics, Inc.(b)(d)	93,000	1,022,959
Isoftstone Information Technology Group Co. Ltd., Class A	15,300	83,091
J&T Global Express Ltd.(b)	228,200	294,228
JA Solar Technology Co. Ltd., Class A(b)	18,424	29,566
JD Health International, Inc.(b)(d)	69,600	424,831
JD Logistics, Inc.(b)(d)	116,400	205,480
JD.com, Inc., Class A	157,546	2,322,307
Jiangsu Eastern Shenghong Co. Ltd., Class A(b)	43,500	67,897
Jiangsu Expressway Co. Ltd., Class H	158,000	203,754
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	93,303
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,912	315,383
Jiangsu Yanghe Distillery Co. Ltd., Class A	5,200	38,447
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	200,088
Jiangxi Copper Co. Ltd., Class H	68,000	302,004
Jinko Solar Co. Ltd., Class A(b)	92,005	88,312
Security	Shares	Value
China (continued)
Kanzhun Ltd., ADR	17,616	$ 235,878
KE Holdings, Inc., Class A	130,461	646,098
Kingdee International Software Group Co. Ltd.(b)	242,000	268,655
Kingsoft Corp. Ltd.	54,600	159,083
Kuaishou Technology(d)	166,400	980,150
Kunlun Energy Co. Ltd.	268,000	244,884
Kunlun Tech Co. Ltd., Class A(b)	21,600	156,823
Kweichow Moutai Co. Ltd., Class A	4,816	1,017,200
Laopu Gold Co. Ltd., Class H(c)	2,000	161,909
Lenovo Group Ltd.	428,000	514,761
Lens Technology Co. Ltd., Class A	12,300	51,296
Li Auto, Inc., Class A(b)	84,346	744,497
Li Ning Co. Ltd.	183,500	506,978
Longfor Group Holdings Ltd.(c)(d)	91,500	89,081
LONGi Green Energy Technology Co. Ltd., Class A(b)	27,216	70,032
Luxshare Precision Industry Co. Ltd., Class A	27,029	199,156
Luzhou Laojiao Co. Ltd., Class A	6,300	96,325
Mango Excellent Media Co. Ltd., Class A	11,800	35,552
Maxscend Microelectronics Co. Ltd., Class A	3,744	43,851
Meitu, Inc.(d)	224,500	125,074
Meituan, Class B(b)(d)	325,230	3,548,989
Metallurgical Corp. of China Ltd., Class A	138,300	61,029
Midea Group Co. Ltd., Class A	24,300	271,482
Midea Group Co. Ltd., Class H	19,000	204,481
MINISO Group Holding Ltd.	34,528	139,453
MMG Ltd.(b)	284,000	269,076
Montage Technology Co. Ltd., Class A	11,000	205,225
Muyuan Foods Co. Ltd., Class A	19,046	115,338
NARI Technology Co. Ltd., Class A	26,265	99,894
NAURA Technology Group Co. Ltd., Class A	1,890	124,663
NetEase Cloud Music, Inc.(b)(c)(d)	6,950	115,460
NetEase, Inc.	108,425	2,422,735
New China Life Insurance Co. Ltd., Class A	7,700	69,681
New China Life Insurance Co. Ltd., Class H	66,500	395,902
New Oriental Education & Technology Group, Inc.	103,920	588,631
Ningbo Tuopu Group Co. Ltd., Class A	1,885	15,930
Ningxia Baofeng Energy Group Co. Ltd., Class A	79,100	333,734
NIO, Inc., Class A(b)	129,494	786,852
Nongfu Spring Co. Ltd., Class H(d)	145,200	878,030
OmniVision Integrated Circuits Group, Inc., Class A	5,535	77,410
Orient Securities Co. Ltd., Class A	34,368	45,540
PDD Holdings, Inc., ADR(b)(c)	44,857	4,583,488
People’s Insurance Co. Group of China Ltd., Class H	496,000	345,429
PetroChina Co. Ltd., Class H(c)	1,462,000	2,005,660
PICC Property & Casualty Co. Ltd., Class H	428,298	788,401
Ping An Bank Co. Ltd., Class A	69,600	112,388
Ping An Insurance Group Co. of China Ltd., Class A	34,800	289,207
Ping An Insurance Group Co. of China Ltd., Class H	459,500	3,533,193
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	36,589
Pop Mart International Group Ltd.(d)	33,600	625,073
Postal Savings Bank of China Co. Ltd., Class A	132,700	99,043
Postal Savings Bank of China Co. Ltd., Class H(d)	471,000	295,886
Prosus NV	83,694	3,874,659
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	33,700	184,130
Range Intelligent Computing Technology Group Co. Ltd., Class A	4,200	50,206
Remegen Co. Ltd., Class H(b)(d)	22,500	280,416
Rockchip Electronics Co. Ltd., Class A	500	11,331
Rongsheng Petrochemical Co. Ltd., Class A	35,850	62,988
SAIC Motor Corp. Ltd., Class A	30,300	64,918
Sanan Optoelectronics Co. Ltd., Class A	74,900	128,062
Sany Heavy Industry Co. Ltd., Class A	31,700	89,305
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
SDIC Power Holdings Co. Ltd., Class A	97,527	$ 200,890
SenseTime Group, Inc., Class B(b)(d)	2,699,000	642,823
Seres Group Co. Ltd., Class A	5,600	74,483
SF Holding Co. Ltd., Class A	15,900	88,348
SG Micro Corp., Class A	6,337	63,088
Shaanxi Coal Industry Co. Ltd., Class A	35,600	132,266
Shandong Gold Mining Co. Ltd., Class H(d)	74,750	315,278
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	3,000	34,794
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,600	45,200
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	150,400	72,315
Shanghai Baosight Software Co. Ltd., Class A	32,095	108,082
Shanghai Electric Group Co. Ltd., Class A(b)	4,300	5,036
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	41,142
Shanghai International Airport Co. Ltd., Class A	11,200	45,180
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	140,392
Shanghai Putailai New Energy Technology Co. Ltd., Class A	13,630	64,256
Shanghai United Imaging Healthcare Co. Ltd., Class A	9,142	149,600
Shanxi Coking Coal Energy Group Co. Ltd., Class A	69,500	67,405
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	116,899
Shengyi Technology Co. Ltd., Class A	17,700	142,554
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	87,612
Shenzhen Envicool Technology Co. Ltd., Class A	13,700	171,184
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	95,800
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	103,841
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,670	69,362
Shenzhen Transsion Holdings Co. Ltd., Class A	8,806	71,328
Shenzhou International Group Holdings Ltd.	65,400	399,606
Sichuan Chuantou Energy Co. Ltd., Class A	16,700	36,171
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(b)	3,900	231,313
Sino Biopharmaceutical Ltd.	643,750	489,070
Sinopharm Group Co. Ltd., Class H	79,600	206,511
Sinotruk Hong Kong Ltd.	65,500	326,795
SITC International Holdings Co. Ltd.	78,000	341,525
Smoore International Holdings Ltd.(c)(d)	154,000	175,757
Sungrow Power Supply Co. Ltd., Class A	6,600	147,236
Sunny Optical Technology Group Co. Ltd.	47,800	333,274
Sunwoda Electronic Co. Ltd., Class A	15,800	59,000
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	17,700	274,436
Suzhou TFC Optical Communication Co. Ltd., Class A	5,600	252,725
TAL Education Group, ADR(b)	23,064	262,238
TBEA Co. Ltd., Class A	47,450	186,087
TCL Technology Group Corp., Class A	86,020	53,791
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,625	29,226
Tencent Holdings Ltd.	415,900	26,231,785
Tencent Music Entertainment Group, ADR	36,214	336,066
Tianqi Lithium Corp., Class A(b)	5,600	45,849
Tingyi Cayman Islands Holding Corp.	134,000	223,717
Tongcheng Travel Holdings Ltd.	66,400	153,623
Tongwei Co. Ltd., Class A(b)	28,200	68,868
Trina Solar Co. Ltd., Class A(b)	13,277	32,044
Security	Shares	Value
China (continued)
Trip.com Group Ltd.	40,622	$ 2,007,487
Tsingtao Brewery Co. Ltd., Class H	42,000	260,914
UBTech Robotics Corp. Ltd., Class H(b)	14,050	156,369
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,859	67,012
Unisplendour Corp. Ltd., Class A	20,160	74,232
United Nova Technology Co. Ltd., Class A(b)	233,988	217,583
Victory Giant Technology Huizhou Co. Ltd., Class A	2,600	97,533
Vipshop Holdings Ltd., ADR	11,337	178,218
Wanhua Chemical Group Co. Ltd., Class A	14,700	171,362
Want Want China Holdings Ltd.	320,000	189,360
Weichai Power Co. Ltd., Class A	33,300	118,692
Weichai Power Co. Ltd., Class H	115,800	410,653
Wens Foodstuff Group Co. Ltd., Class A	20,160	48,646
Wharf Holdings Ltd.	73,000	201,464
Wilmar International Ltd.	143,800	432,029
Wingtech Technology Co. Ltd., Class A(b)	4,238	19,296
Wuliangye Yibin Co. Ltd., Class A	20,800	313,282
WuXi AppTec Co. Ltd., Class A	22,936	333,719
WuXi AppTec Co. Ltd., Class H(d)	17,841	273,243
Wuxi Biologics Cayman, Inc.(b)(d)	207,000	890,202
WuXi XDC Cayman, Inc.(b)	24,000	182,041
Xiaomi Corp., Class B(b)(d)	1,090,200	4,503,245
Xinyi Solar Holdings Ltd.	430,000	161,160
XPeng, Inc., Class A(b)	82,034	701,192
Yadea Group Holdings Ltd.(d)	68,000	115,624
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(d)	47,500	1,147,837
Yangzijiang Shipbuilding Holdings Ltd.	191,300	568,235
Yankuang Energy Group Co. Ltd., Class A	56,355	158,322
Yankuang Energy Group Co. Ltd., Class H	198,900	370,333
Yealink Network Technology Corp. Ltd., Class A	4,700	22,598
Yum China Holdings, Inc.(c)	22,593	1,122,221
Yunnan Baiyao Group Co. Ltd., Class A	12,460	99,659
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	35,164
Zhaojin Mining Industry Co. Ltd., Class H	147,000	610,718
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	42,623
Zhejiang Dahua Technology Co. Ltd., Class A	53,300	132,108
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	32,908
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,200	85,725
Zhejiang Leapmotor Technology Co. Ltd., Class H(b)(d)	35,000	213,434
Zhejiang NHU Co. Ltd., Class A	11,060	55,799
Zhejiang Zheneng Electric Power Co. Ltd., Class A	16,400	13,009
Zheshang Securities Co. Ltd., Class A	44,700	63,258
Zhongji Innolight Co. Ltd., Class A	3,920	336,825
Zhongtai Securities Co. Ltd., Class A	42,200	37,493
Zhuzhou CRRC Times Electric Co. Ltd., Class H	44,400	207,625
Zijin Mining Group Co. Ltd., Class A	87,700	427,183
Zijin Mining Group Co. Ltd., Class H(c)	396,000	1,781,404
ZTE Corp., Class H(c)	14,400	40,697
ZTO Express Cayman, Inc.	25,882	637,031
		176,698,799
Colombia — 0.0%
Grupo Cibest SA	18,186	420,288
Interconexion Electrica SA ESP	24,518	186,873
		607,161
Congo — 0.0%
Ivanhoe Mines Ltd., Class A(b)(c)	44,995	384,581
Czech Republic — 0.1%
CEZ A/S	10,648	601,772

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Czech Republic (continued)
CSG NV(b)	16,134	$ 435,256
Komercni Banka A/S	5,643	287,908
Moneta Money Bank A/S(d)	28,581	249,135
		1,574,071
Denmark — 1.0%
AP Moller - Maersk A/S, Class A	83	203,228
AP Moller - Maersk A/S, Class B(c)	316	789,330
Carlsberg A/S, Class B	5,779	717,950
Coloplast A/S, Class B	10,515	716,270
Danske Bank A/S	42,855	2,112,004
Demant A/S(b)	6,675	202,276
DSV A/S	13,486	3,256,978
Genmab A/S(b)	3,840	1,034,194
Novo Nordisk A/S, Class B	208,771	7,639,863
Novonesis Novozymes B, Class B	21,672	1,287,558
Orsted A/S(b)(d)	28,650	710,492
Pandora A/S	4,966	354,939
Rockwool AS, Class B, B Shares	7,690	213,588
Tryg A/S	28,028	668,056
Vestas Wind Systems A/S	65,637	1,980,328
		21,887,054
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	177,862	395,068
Finland — 0.7%
Elisa OYJ	8,638	420,761
Fortum OYJ	28,402	726,316
Kesko OYJ, Class B, B Shares	19,320	429,065
Kone OYJ, Class B	20,668	1,319,460
Metso OYJ	40,770	706,556
Neste OYJ	29,728	966,087
Nokia OYJ	339,468	2,723,218
Nordea Bank Abp	208,146	3,584,100
Orion OYJ, Class B	8,311	671,749
Sampo OYJ, Class A, A Shares	157,843	1,678,839
Stora Enso OYJ, Class R, R Shares	45,310	532,071
UPM-Kymmene OYJ	31,349	981,216
Wartsila OYJ Abp	29,286	1,090,844
		15,830,282
France — 5.8%
Accor SA	12,383	593,928
Aeroports de Paris SA	1,891	231,018
Air Liquide SA	37,178	7,684,637
Airbus SE	38,260	7,233,927
Alstom SA(b)	23,982	685,842
Amundi SA(d)	3,286	282,392
AXA SA	111,470	5,122,218
Ayvens SA(d)	32,496	383,131
BioMerieux	2,291	244,756
BNP Paribas SA	64,575	6,151,649
Bollore SE	18,256	104,388
Bouygues SA	12,410	719,243
Bureau Veritas SA	22,002	658,551
Capgemini SE	10,191	1,202,522
Carrefour SA	37,606	696,307
Cie de Saint-Gobain SA	30,283	2,507,263
Cie Generale des Etablissements Michelin SCA	42,333	1,450,281
Covivio SA	2,311	138,113
Credit Agricole SA	65,076	1,214,601
Danone SA	42,843	3,423,462
Dassault Aviation SA	1,421	528,900
Security	Shares	Value
France (continued)
Dassault Systemes SE	46,304	$ 937,390
Eiffage SA	5,104	782,788
Engie SA	115,829	3,732,872
EssilorLuxottica SA	19,279	4,492,492
Gecina SA	2,570	202,776
Getlink SE	16,230	350,225
Hermes International SCA	2,052	3,887,208
Ipsen SA	2,349	438,990
Kering SA	4,946	1,501,919
Klepierre SA	12,537	470,666
Legrand SA	16,660	2,588,208
L’Oreal SA	15,323	6,256,236
LVMH Moet Hennessy Louis Vuitton SE	16,101	8,801,601
Orange SA	116,228	2,383,029
Pernod Ricard SA	13,706	1,019,204
Publicis Groupe SA	15,592	1,290,542
Renault SA	12,522	429,303
Rexel SA	11,436	453,163
Safran SA	23,127	7,567,834
Sanofi SA	71,573	6,911,788
Sartorius Stedim Biotech	1,993	388,161
Schneider Electric SE	35,188	9,584,565
Societe Generale SA	46,717	3,411,130
Sodexo SA(c)	5,562	285,509
Thales SA	5,860	1,718,416
TotalEnergies SE	127,621	11,712,303
Unibail-Rodamco-Westfield	8,442	931,368
Veolia Environnement SA	39,094	1,488,934
Vinci SA	32,018	4,805,876
		130,081,625
Germany — 5.2%
adidas AG, Class N	11,444	1,852,289
Allianz SE, Registered Shares	24,250	10,241,221
BASF SE	55,913	3,443,702
Bayer AG, Registered Shares	60,354	2,793,075
Bayerische Motoren Werke AG(c)	18,802	1,739,311
Beiersdorf AG(c)	5,925	532,583
Brenntag SE, Class N(c)	7,619	516,098
Commerzbank AG	50,549	1,843,992
Continental AG	6,264	437,272
CTS Eventim AG & Co. KGaA	3,288	192,580
Daimler Truck Holding AG	32,170	1,584,238
Deutsche Bank AG, Class N, Registered Shares	115,552	3,438,836
Deutsche Boerse AG, Class N	11,891	3,483,413
Deutsche Lufthansa AG, Registered Shares	45,481	387,306
Deutsche Post AG, Class N	60,437	3,185,447
Deutsche Telekom AG, Registered Shares	238,723	8,909,922
E.ON SE, Class N	152,011	3,329,263
Evonik Industries AG	19,556	383,741
Fresenius Medical Care AG	14,019	635,307
Fresenius SE & Co. KGaA	26,586	1,379,700
GEA Group AG	10,333	741,059
Hannover Rueck SE, Class N	3,920	1,232,451
Heidelberg Materials AG	9,212	1,944,068
Henkel AG & Co. KGaA	7,014	503,819
Hensoldt AG	4,304	381,981
Hochtief AG	998	453,962
Infineon Technologies AG, Class N	85,365	3,872,679
Knorr-Bremse AG	4,878	557,320
LEG Immobilien SE	4,896	319,815
Mercedes-Benz Group AG, Class N	47,129	2,896,685
Merck KGaA	7,641	970,818
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
MTU Aero Engines AG, Class N	3,349	$ 1,221,778
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	8,545	5,396,521
Nemetschek SE	4,384	328,186
Rational AG	325	238,436
Rheinmetall AG	2,995	5,051,924
RWE AG	43,078	2,898,236
SAP SE	67,546	11,515,416
Scout24 SE(d)	4,929	380,314
Siemens AG, Class N, Registered Shares	49,430	12,042,834
Siemens Energy AG(b)	49,711	8,572,635
Siemens Healthineers AG(d)	22,898	976,968
Symrise AG, Class A	7,665	654,528
Talanx AG(b)	3,456	428,845
Vonovia SE	47,924	1,198,696
Zalando SE(b)(d)	13,259	323,927
		115,413,197
Greece — 0.2%
Allwyn AG	11,603	175,554
Alpha Bank SA	134,869	500,272
Eurobank SA	175,263	701,759
FF Group, Class R(b)(e)	205	—
Hellenic Telecommunications Organization SA, Class R	12,770	240,887
JUMBO SA, Class R	6,337	160,995
National Bank of Greece SA	57,758	892,239
Piraeus Bank SA	75,432	619,750
Public Power Corp. SA, Class R	12,105	253,076
		3,544,532
Hong Kong — 1.2%
AIA Group Ltd.	694,000	7,711,258
China Common Rich Renewable Energy Investments Ltd.(b)(e)	11,997	—
CK Asset Holdings Ltd.	107,008	612,277
CK Infrastructure Holdings Ltd.	41,500	332,797
CLP Holdings Ltd.	116,000	1,092,127
Futu Holdings Ltd., ADR(b)(c)	3,838	524,885
Henderson Land Development Co. Ltd.	97,800	363,347
HKT Trust & HKT Ltd., Class SS(a)	222,900	348,325
Hong Kong & China Gas Co. Ltd.	693,176	630,548
Hong Kong Exchanges & Clearing Ltd.	76,994	3,884,191
Hongkong Land Holdings Ltd.	57,700	449,655
Jardine Matheson Holdings Ltd.	8,800	632,572
Link REIT	181,040	839,086
MTR Corp. Ltd.	92,500	379,062
Orient Overseas International Ltd.	10,000	178,344
Power Assets Holdings Ltd.	80,000	624,158
Prudential PLC	169,672	2,358,969
Sino Land Co. Ltd.	240,800	352,853
Sun Hung Kai Properties Ltd.	91,000	1,515,226
Swire Pacific Ltd., Class A	25,000	273,243
Techtronic Industries Co. Ltd.	97,000	1,288,182
WH Group Ltd.(d)	531,000	697,965
Wharf Real Estate Investment Co. Ltd.	142,000	413,239
Zijin Gold International Co. Ltd.(b)	13,800	314,072
		25,816,381
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	30,059	360,118
Security	Shares	Value
Hungary (continued)
OTP Bank Nyrt	13,448	$ 1,442,000
Richter Gedeon Nyrt	11,885	423,125
		2,225,243
India — 3.8%
ABB India Ltd.	3,740	236,417
Adani Enterprises Ltd.	11,316	210,998
Adani Ports & Special Economic Zone Ltd.	36,650	512,665
Adani Power Ltd.(b)	203,520	323,908
Alkem Laboratories Ltd.	3,614	202,591
Ambuja Cements Ltd.	50,659	216,117
APL Apollo Tubes Ltd.	11,490	237,241
Apollo Hospitals Enterprise Ltd.	6,475	511,537
Ashok Leyland Ltd.	195,902	321,470
Asian Paints Ltd.	21,732	501,155
Astral Ltd.	10,950	186,130
AU Small Finance Bank Ltd.(d)	36,638	328,060
Aurobindo Pharma Ltd.	13,224	183,898
Avenue Supermarts Ltd.(b)(d)	10,792	454,271
Axis Bank Ltd.	140,120	1,735,417
Bajaj Auto Ltd.	4,376	408,847
Bajaj Finance Ltd.	191,551	1,639,040
Bajaj Finserv Ltd.	25,142	436,717
Bajaj Holdings & Investment Ltd.	2,040	190,542
Balkrishna Industries Ltd.	5,542	123,296
Bank of Baroda	88,968	234,537
Bharat Electronics Ltd.	241,474	1,033,327
Bharat Forge Ltd.	12,807	229,557
Bharat Heavy Electricals Ltd.	31,840	83,209
Bharat Petroleum Corp. Ltd.	88,471	265,258
Bharti Airtel Ltd.	167,889	3,190,458
Bosch Ltd., Class A	545	166,284
Britannia Industries Ltd.	5,412	309,432
Canara Bank	134,087	176,654
CG Power & Industrial Solutions Ltd.	37,552	261,495
Cholamandalam Investment and Finance Co. Ltd.	26,140	377,934
Cipla Ltd.	34,393	448,155
Coal India Ltd.	126,514	604,876
Colgate-Palmolive India Ltd.	10,402	196,166
Coromandel International Ltd.	7,780	158,434
Cummins India Ltd.	9,248	442,801
Dabur India Ltd.	37,975	164,334
Divi’s Laboratories Ltd.	7,317	462,330
Dixon Technologies India Ltd.	2,278	235,975
DLF Ltd.	56,980	306,311
Dr. Reddy’s Laboratories Ltd.	15,871	212,716
Dr. Reddy’s Laboratories Ltd., ADR(c)	22,585	312,802
Eicher Motors Ltd.	7,597	531,930
Eternal Ltd.(b)	153,762	378,289
Fortis Healthcare Ltd.	31,226	264,409
FSN E-Commerce Ventures Ltd.(b)	73,542	184,394
GAIL India Ltd.	154,499	226,445
GE Vernova T&D India Ltd.	8,146	315,190
GMR Airports Ltd.(b)	180,419	162,619
Godrej Consumer Products Ltd.	26,503	277,629
Godrej Properties Ltd., Class A(b)	12,480	195,401
Grasim Industries Ltd.	15,713	426,407
Havells India Ltd.	16,163	202,888
HCL Technologies Ltd.	64,821	932,950
HDFC Asset Management Co. Ltd.(d)	11,394	266,252
HDFC Bank Ltd.	734,017	5,749,585
HDFC Life Insurance Co. Ltd.(d)	54,611	343,196

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Hero MotoCorp Ltd.	7,181	$ 388,163
Hindalco Industries Ltd.	87,837	830,628
Hindustan Aeronautics Ltd.	13,870	509,943
Hindustan Petroleum Corp. Ltd.	68,706	244,843
Hindustan Unilever Ltd.	49,291	1,074,263
Hitachi Energy India Ltd.	1,035	267,659
Hyundai Motor India Ltd.	14,669	277,768
ICICI Bank Ltd.	341,401	4,382,650
ICICI Bank Ltd., ADR	22,806	590,675
ICICI Lombard General Insurance Co. Ltd.(d)	9,344	170,254
ICICI Prudential Life Insurance Co. Ltd.(d)	21,486	116,196
IDFC First Bank Ltd.	145,270	90,924
Indian Hotels Co. Ltd.	55,618	338,835
Indian Oil Corp. Ltd.	155,573	222,086
Indus Towers Ltd.(b)	67,779	301,748
IndusInd Bank Ltd.(b)	24,445	195,822
Info Edge India Ltd.	20,315	209,947
Infosys Ltd.	118,549	1,598,970
Infosys Ltd., ADR(c)	97,713	1,320,103
InterGlobe Aviation Ltd.(d)	12,142	512,521
ITC Ltd.	181,421	554,372
Jindal Stainless Ltd.	24,364	184,814
Jindal Steel Ltd.	22,828	271,158
Jio Financial Services Ltd.	204,674	488,870
JSW Energy Ltd., Class A	31,033	155,491
JSW Steel Ltd.	42,155	505,400
Jubilant Foodworks Ltd.	20,145	93,184
Kalyan Jewellers India Ltd.	32,743	131,487
Kotak Mahindra Bank Ltd.	350,510	1,319,440
Larsen & Toubro Ltd.	24,730	919,405
Larsen & Toubro Ltd., GDR	18,237	682,841
Lodha Developers Ltd.(d)	16,648	120,341
LTIMindtree Ltd.(d)	5,587	240,478
Lupin Ltd.	14,030	347,216
Mahindra & Mahindra Ltd.	32,796	1,028,698
Mahindra & Mahindra Ltd., GDR(c)	27,036	892,188
Mankind Pharma Ltd.	10,660	227,530
Marico Ltd.	30,883	241,065
Maruti Suzuki India Ltd.	8,198	1,075,248
Max Healthcare Institute Ltd.	56,163	576,278
Mphasis Ltd.	4,649	102,168
MRF Ltd.	165	225,085
Muthoot Finance Ltd.	8,240	276,712
Nestle India Ltd.	37,836	470,187
NHPC Ltd.	250,552	196,265
NMDC Ltd.	219,678	178,774
NTPC Ltd.	301,753	1,188,480
Oberoi Realty Ltd.	10,832	164,001
Oil & Natural Gas Corp. Ltd.	214,153	645,180
Oil India Ltd.	34,239	171,874
One 97 Communications Ltd.(b)	24,401	249,197
Oracle Financial Services Software Ltd.	1,521	109,235
Page Industries Ltd.	367	124,218
PB Fintech Ltd.(b)	23,950	364,053
Persistent Systems Ltd.	6,906	362,556
Petronet LNG Ltd.	71,896	188,815
Phoenix Mills Ltd.	18,790	301,160
PI Industries Ltd.	5,213	150,891
Pidilite Industries Ltd.	19,584	265,322
Polycab India Ltd.	3,105	227,202
Power Finance Corp. Ltd.	104,437	422,150
Power Grid Corp. of India Ltd.	303,986	957,036
Security	Shares	Value
India (continued)
Prestige Estates Projects Ltd.	8,553	$ 102,513
Punjab National Bank	158,066	169,344
Rail Vikas Nigam Ltd.	34,917	92,889
REC Ltd.	98,207	319,831
Reliance Industries Ltd.	385,300	5,541,216
Samvardhana Motherson International Ltd.	390,690	438,491
SBI Cards & Payment Services Ltd.	14,099	94,458
SBI Life Insurance Co. Ltd.(d)	32,321	611,386
Shree Cement Ltd.	685	167,489
Shriram Finance Ltd.	78,353	728,983
Siemens Energy India Ltd.	5,665	154,198
Siemens Ltd.(b)	6,352	198,470
Solar Industries India Ltd.	1,797	230,341
SRF Ltd.	6,719	174,472
State Bank of India	71,282	743,412
State Bank of India, GDR	5,712	607,780
Sun Pharmaceutical Industries Ltd.	67,605	1,264,430
Sundaram Finance Ltd.	6,781	312,817
Supreme Industries Ltd.	4,238	169,589
Suzlon Energy Ltd.(b)	526,311	223,059
Swiggy Ltd.(b)	61,017	169,313
Tata Communications Ltd.	7,962	113,148
Tata Consultancy Services Ltd.	55,972	1,409,411
Tata Consumer Products Ltd.	37,487	403,159
Tata Motors Ltd.(b)	131,961	563,587
Tata Motors Passenger Vehicles Ltd.	131,961	418,039
Tata Power Co. Ltd.	105,556	424,931
Tata Steel Ltd.	517,456	1,061,698
Tech Mahindra Ltd.	35,194	522,784
Titan Co. Ltd.	21,438	900,454
Torrent Pharmaceuticals Ltd.	5,320	237,341
Torrent Power Ltd.	14,244	197,870
Trent Ltd.	11,068	389,786
Tube Investments of India Ltd.	9,506	254,250
TVS Motor Co. Ltd.	15,475	556,136
UltraTech Cement Ltd.	8,028	916,949
Union Bank of India Ltd.	102,556	179,812
United Spirits Ltd.	18,510	237,852
UPL Ltd.	25,764	156,283
Varun Beverages Ltd.	96,848	396,139
Vedanta Ltd.	102,498	719,142
Vishal Mega Mart Ltd.(b)	169,936	190,675
Vodafone Idea Ltd.(b)	2,515,876	228,103
Voltas Ltd.	15,113	204,688
WAAREE Energies Ltd.	5,286	173,312
Wipro Ltd.	140,009	281,882
Wipro Ltd., ADR(c)	26,368	55,900
Yes Bank Ltd.(b)	1,388,768	255,058
Zydus Lifesciences Ltd.	12,948	120,558
		84,414,437
Indonesia — 0.3%
Amman Mineral Internasional PT(b)	971,700	280,700
Astra International Tbk PT	1,374,600	507,452
Bank Central Asia Tbk PT	3,520,500	1,359,902
Bank Mandiri Persero Tbk. PT	2,238,700	628,408
Bank Negara Indonesia Persero Tbk PT	1,309,600	292,453
Bank Rakyat Indonesia Persero Tbk. PT	4,972,328	993,575
Barito Pacific Tbk PT(b)	1,445,382	116,093
Barito Renewables Energy Tbk. PT(b)	515,400	159,219
Bumi Resources Minerals Tbk. PT(b)	3,608,800	157,782
Chandra Asri Pacific Tbk PT	565,638	158,922
Charoen Pokphand Indonesia Tbk PT	775,200	187,021
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Dian Swastatika Sentosa Tbk. PT(b)	64,300	$ 249,716
GoTo Gojek Tokopedia Tbk PT(b)	44,779,400	134,784
Sumber Alfaria Trijaya Tbk PT	1,732,600	152,041
Telkom Indonesia Persero Tbk PT	3,426,700	617,006
United Tractors Tbk PT	81,100	148,175
		6,143,249
Ireland — 0.3%
AerCap Holdings NV	11,924	1,635,735
AIB Group PLC	136,234	1,454,313
Bank of Ireland Group PLC	65,993	1,197,326
Kerry Group PLC, Class A	9,724	774,223
Kingspan Group PLC	9,587	819,783
		5,881,380
Israel — 0.7%
Azrieli Group Ltd.	4,108	551,055
Bank Hapoalim BM	81,986	1,925,441
Bank Leumi Le-Israel BM	94,031	2,102,799
Check Point Software Technologies Ltd.(b)(c)	5,344	763,391
CyberArk Software Ltd.(b)	3,224	145,080
Elbit Systems Ltd.	1,759	1,483,033
ICL Group Ltd.	53,347	275,335
Isracard Ltd.	—	2
Israel Discount Bank Ltd., Class A	75,679	764,188
Mizrahi Tefahot Bank Ltd.	7,704	562,982
Nice Ltd.(b)	4,583	506,002
Nova Ltd.(b)	2,315	1,022,323
Phoenix Financial Ltd.	13,650	728,829
Teva Pharmaceutical Industries Ltd., ADR(b)(c)	78,336	2,359,480
Tower Semiconductor Ltd.(b)	7,389	1,306,933
		14,496,873
Italy — 2.0%
Banca Mediolanum SpA	12,310	249,415
Banca Monte dei Paschi di Siena SpA	117,796	1,027,832
Banco BPM SpA	84,433	1,174,504
BPER Banca SpA	91,539	1,199,638
Coca-Cola HBC AG, Class DI	15,096	850,346
Davide Campari-Milano NV	43,169	308,428
Enel SpA	536,535	5,865,845
Eni SpA	140,045	3,982,009
Ferrari NV	8,111	2,752,094
FinecoBank Banca Fineco SpA	36,387	809,564
Generali	52,466	2,110,787
Intesa Sanpaolo SpA	855,817	5,175,883
Italgas SpA	75,831	883,354
Leonardo SpA	27,793	1,890,464
Moncler SpA	16,047	966,166
Poste Italiane SpA(d)	30,940	728,289
Prysmian SpA	17,084	2,017,468
Recordati Industria Chimica e Farmaceutica SpA	6,659	381,285
Ryanair Holdings PLC	57,946	1,631,287
Snam SpA	113,753	861,728
Telecom Italia SpA(b)	1,165,476	864,602
Terna - Rete Elettrica Nazionale	90,269	1,032,444
UniCredit SpA	89,913	6,450,699
Unipol Assicurazioni SpA	24,759	575,156
		43,789,287
Ivory Coast — 0.0%
Endeavour Mining PLC	10,664	642,504
Japan — 13.7%
Advantest Corp.	50,300	6,941,734
Security	Shares	Value
Japan (continued)
Aeon Co. Ltd.	140,700	$ 1,682,201
AGC, Inc.	10,300	364,903
Aisin Corp.	43,200	608,606
Ajinomoto Co., Inc.	57,000	1,611,461
ANA Holdings, Inc.	9,800	175,511
Asahi Group Holdings Ltd.	90,300	901,612
Asahi Kasei Corp.	89,600	876,689
Asics Corp.	49,100	1,320,058
Astellas Pharma, Inc.	126,400	2,060,549
Bandai Namco Holdings, Inc.	41,200	1,016,420
Bridgestone Corp.(c)	71,200	1,483,684
Canon, Inc.	52,600	1,459,510
Capcom Co. Ltd.	25,200	532,524
Central Japan Railway Co.	54,600	1,419,665
Chiba Bank Ltd.	37,300	482,832
Chubu Electric Power Co., Inc.	46,400	764,993
Chugai Pharmaceutical Co. Ltd.	44,300	2,443,076
Dai Nippon Printing Co. Ltd.	29,300	533,845
Daifuku Co. Ltd.	18,700	660,279
Dai-ichi Life Holdings, Inc.	225,400	2,078,637
Daiichi Sankyo Co. Ltd.	117,600	2,103,942
Daikin Industries Ltd.	16,600	1,991,118
Daito Trust Construction Co. Ltd.	17,000	398,381
Daiwa House Industry Co. Ltd.	39,800	1,248,643
Daiwa Securities Group, Inc.	96,500	914,375
Denso Corp.	109,000	1,366,651
Disco Corp.	5,800	2,363,982
East Japan Railway Co.	65,600	1,500,367
Ebara Corp.	30,900	874,721
Eisai Co. Ltd.	17,800	557,261
ENEOS Holdings, Inc.	183,800	1,656,061
FANUC Corp.	58,500	2,039,130
Fast Retailing Co. Ltd.	12,300	4,859,806
Fuji Electric Co. Ltd.	9,100	637,474
FUJIFILM Holdings Corp.	68,400	1,303,406
Fujikura Ltd.	94,800	2,607,192
Fujitsu Ltd.	118,300	2,419,313
Hankyu Hanshin Holdings, Inc.	16,100	465,532
Hikari Tsushin, Inc.	1,100	279,852
Hitachi Ltd.	294,900	8,651,035
Honda Motor Co. Ltd.(c)	233,600	1,890,657
Hoya Corp.	21,800	3,779,256
Hulic Co. Ltd.	24,000	279,757
Ibiden Co. Ltd.	15,800	790,640
Idemitsu Kosan Co. Ltd.	55,445	544,332
IHI Corp.	64,700	1,334,955
Inpex Corp.	60,600	1,792,516
Isuzu Motors Ltd.	35,400	509,787
ITOCHU Corp.	391,500	4,980,068
Japan Airlines Co. Ltd.	12,000	195,917
Japan Exchange Group, Inc.	62,000	724,035
Japan Post Bank Co. Ltd.	121,300	1,978,430
Japan Post Holdings Co. Ltd.	108,500	1,252,790
Japan Post Insurance Co. Ltd.	37,800	381,236
Japan Tobacco, Inc.	79,100	3,034,582
JFE Holdings, Inc.(c)	41,300	483,510
JX Advanced Metals Corp.	35,800	793,464
Kajima Corp.	24,500	934,642
Kansai Electric Power Co., Inc.	63,800	1,060,743
Kao Corp.	30,100	1,171,720
Kawasaki Heavy Industries Ltd.	49,000	921,550
Kawasaki Kisen Kaisha Ltd.(c)	19,700	332,745
KDDI Corp.	194,100	3,304,888

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Keyence Corp.	12,380	$ 4,406,130
Kikkoman Corp.(c)	43,000	390,387
Kioxia Holdings Corp.(b)	12,600	1,645,561
Kirin Holdings Co. Ltd.	60,200	957,552
Komatsu Ltd.(c)	59,000	2,349,413
Konami Group Corp.	6,800	837,951
Kubota Corp.	69,200	1,108,943
Kyocera Corp.	90,800	1,392,286
Kyowa Kirin Co. Ltd.(c)	14,600	238,944
Lasertec Corp.	5,400	1,201,897
LY Corp.	189,200	456,186
M3, Inc.(b)(c)	31,500	323,328
Makita Corp.	16,600	545,581
Marubeni Corp.	87,500	3,200,920
MatsukiyoCocokara & Co.	21,000	334,243
Minebea Mitsumi, Inc.	23,700	393,540
Mitsubishi Chemical Group Corp.	104,100	608,582
Mitsubishi Corp.	209,200	7,176,808
Mitsubishi Electric Corp.	126,200	4,127,634
Mitsubishi Estate Co. Ltd.	66,900	1,856,906
Mitsubishi HC Capital, Inc.	67,300	603,887
Mitsubishi Heavy Industries Ltd.	203,600	5,594,247
Mitsubishi UFJ Financial Group, Inc.	732,500	12,404,097
Mitsui & Co. Ltd.	157,700	6,095,522
Mitsui Fudosan Co. Ltd.	174,900	1,864,510
Mitsui OSK Lines Ltd.(c)	20,600	856,152
Mizuho Financial Group, Inc.	164,240	6,649,052
MonotaRO Co. Ltd.(c)	18,200	197,279
MS&AD Insurance Group Holdings, Inc.	79,600	2,077,207
Murata Manufacturing Co. Ltd.	106,200	2,382,832
NEC Corp.	82,800	2,060,319
Nexon Co. Ltd.	25,000	470,917
NIDEC Corp.(b)	49,000	622,212
Nintendo Co. Ltd.	70,700	4,035,954
Nippon Building Fund, Inc.	660	554,188
Nippon Paint Holdings Co. Ltd.	63,100	395,671
Nippon Sanso Holdings Corp.	8,500	301,396
Nippon Steel Corp.(c)	298,735	1,101,599
Nippon Yusen KK(c)	25,000	918,369
Nissan Motor Co. Ltd.(b)	166,500	360,867
Nitori Holdings Co. Ltd.(c)	29,000	460,738
Nitto Denko Corp.	49,000	980,207
Nomura Holdings, Inc.	186,400	1,467,720
Nomura Research Institute Ltd.	25,543	699,051
NTT, Inc.	1,914,200	1,915,092
Obayashi Corp.	40,600	983,351
Obic Co. Ltd.	19,400	470,866
Olympus Corp.	72,300	688,826
Oracle Corp. Japan	2,000	108,465
Oriental Land Co. Ltd.	70,300	1,196,491
ORIX Corp.	73,200	2,171,942
Osaka Gas Co. Ltd.	21,400	866,797
Otsuka Corp.	13,400	256,539
Otsuka Holdings Co. Ltd.	29,000	2,058,155
Pan Pacific International Holdings Corp.	123,000	750,331
Panasonic Holdings Corp.	156,200	2,619,685
Rakuten Group, Inc.(b)	87,000	406,686
Recruit Holdings Co. Ltd.	90,000	3,921,294
Renesas Electronics Corp.	115,200	1,647,040
Resona Holdings, Inc.	129,200	1,473,881
Ryohin Keikaku Co. Ltd.	33,000	704,207
Sanrio Co. Ltd.(c)	66,000	410,338
Security	Shares	Value
Japan (continued)
SBI Holdings, Inc.(c)	34,900	$ 646,220
SCREEN Holdings Co. Ltd.(c)	12,000	714,919
Secom Co. Ltd.	24,800	944,652
Seibu Holdings, Inc.	13,500	377,173
Sekisui Chemical Co. Ltd.	27,100	454,973
Sekisui House Ltd.	35,100	786,488
Seven & i Holdings Co. Ltd.	135,200	1,818,391
Shimadzu Corp.	15,000	356,443
Shimano, Inc.	5,200	542,894
Shimizu Corp.	36,800	660,233
Shin-Etsu Chemical Co. Ltd.	107,400	4,373,197
Shionogi & Co. Ltd.	44,600	986,594
Shiseido Co. Ltd.	27,900	570,003
SMC Corp.	3,700	1,455,203
SoftBank Corp.	1,923,100	2,573,344
SoftBank Group Corp.	244,000	5,941,339
Sompo Holdings, Inc.	61,500	2,394,086
Sony Financial Group, Inc.(c)	399,700	366,147
Sony Group Corp.	399,700	8,330,835
Subaru Corp.	41,200	663,789
Sumitomo Corp.	70,400	2,634,302
Sumitomo Electric Industries Ltd.	44,100	2,505,764
Sumitomo Metal Mining Co. Ltd.	15,500	902,149
Sumitomo Mitsui Financial Group, Inc.	234,300	7,703,856
Sumitomo Mitsui Trust Group, Inc.	41,900	1,334,792
Sumitomo Realty & Development Co. Ltd.	36,600	1,038,554
Suntory Beverage & Food Ltd.	9,900	279,577
Suzuki Motor Corp.	107,800	1,313,944
Sysmex Corp.	28,900	252,033
T&D Holdings, Inc.	34,100	873,455
Taisei Corp.	10,500	1,087,817
Takeda Pharmaceutical Co. Ltd.	104,076	3,832,897
TDK Corp.	121,100	1,573,121
Terumo Corp.	80,000	1,074,780
TIS, Inc.	14,200	303,616
Toho Co. Ltd.(c)	33,500	351,876
Tokio Marine Holdings, Inc.	118,100	5,543,724
Tokyo Electron Ltd.	28,800	7,155,387
Tokyo Gas Co. Ltd.	20,900	984,307
Tokyu Corp.	48,800	576,038
TOPPAN Holdings, Inc.	12,000	316,496
Toray Industries, Inc.	80,300	571,947
Toyota Motor Corp.	607,130	12,620,614
Toyota Tsusho Corp.(c)	43,800	1,697,546
Tsuruha Holdings, Inc.	16,900	264,141
Unicharm Corp.	63,300	371,133
West Japan Railway Co.	24,400	480,912
Yamaha Motor Co. Ltd.	62,300	450,080
Yokogawa Electric Corp.	10,700	330,670
Yokohama Financial Group, Inc.	83,800	748,015
Zensho Holdings Co. Ltd.(c)	6,200	361,973
ZOZO, Inc.(c)	20,800	145,661
		304,124,122
Kuwait — 0.2%
Boubyan Bank KSCP	51,876	114,814
Gulf Bank KSCP	115,516	122,794
Kuwait Finance House KSCP	730,947	1,901,171
Mabanee Co. KPSC	70,201	205,953
Mobile Telecommunications Co. KSCP	126,788	233,503
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Kuwait (continued)
National Bank of Kuwait SAKP	527,866	$ 1,565,119
Warba Bank KSCP(b)	365,652	347,688
		4,491,042
Luxembourg — 0.1%
ArcelorMittal SA(b)	27,908	1,447,351
CVC Capital Partners PLC(d)	11,365	148,373
Eurofins Scientific SE	7,383	538,730
Reinet Investments SCA	7,155	233,865
		2,368,319
Macau — 0.0%
Galaxy Entertainment Group Ltd.	161,000	727,702
Sands China Ltd.	175,600	374,263
		1,101,965
Malaysia — 0.4%
AMMB Holdings Bhd	157,700	257,857
Axiata Group Bhd(c)	165,600	90,802
CelcomDigi Bhd.	305,900	224,510
CIMB Group Holdings Bhd(c)	483,200	906,394
Gamuda Bhd(c)	347,600	322,771
Hong Leong Bank Bhd.	38,840	211,087
IHH Healthcare Bhd(c)	133,900	298,123
IOI Corp. Bhd(c)	306,000	320,340
Kuala Lumpur Kepong Bhd(c)	46,100	246,045
Malayan Banking Bhd.	372,000	1,047,061
Maxis Bhd.	144,000	128,335
MISC Bhd.	83,600	175,425
MR DIY Group M Bhd(d)	93,800	35,634
Nestle Malaysia Bhd.	3,500	85,680
Petronas Chemicals Group Bhd(c)	199,900	300,521
Petronas Gas Bhd(c)	31,100	137,949
Press Metal Aluminium Holdings Bhd	283,300	563,380
Public Bank Bhd	818,000	949,772
QL Resources Bhd(c)	120,600	110,205
RHB Bank Bhd	82,424	172,423
SD Guthrie Bhd.	124,000	185,280
Sunway Bhd	187,300	224,365
Telekom Malaysia Bhd.(c)	55,900	98,140
Tenaga Nasional Bhd.	189,300	652,007
YTL Corp. Bhd.(c)	286,080	120,735
YTL Power International Bhd(c)	245,640	183,559
		8,048,400
Mexico — 0.7%
Alfa SAB de C.V., Class A	195,257	195,006
America Movil SAB de CV, Series B	1,113,642	1,415,431
Arca Continental SAB de CV	33,779	389,600
Cemex SAB de CV	926,616	1,062,432
Coca-Cola Femsa SAB de CV	33,012	321,776
Fibra Uno Administracion SA de CV	186,728	303,903
Fomento Economico Mexicano SAB de CV	108,254	1,195,246
Fresnillo PLC	15,640	693,259
Gruma SAB de CV, Class B	10,875	199,412
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	19,745	283,016
Grupo Aeroportuario del Pacifico SAB de CV, Class B	21,796	537,695
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,080	407,099
Grupo Bimbo SAB de CV, Class A	90,621	303,873
Grupo Carso SAB de CV, Series A1	45,509	341,819
Grupo Comercial Chedraui SA de CV	30,263	177,799
Grupo Financiero Banorte SAB de CV, Class O	163,467	1,812,976
Grupo Financiero Inbursa SAB de CV, Class O	123,656	311,503
Security	Shares	Value
Mexico (continued)
Grupo Mexico SAB de CV, series B	197,653	$ 2,116,474
Industrias Penoles SAB de CV(b)	16,682	741,452
Kimberly-Clark de Mexico SAB de CV, Class A	138,831	328,662
Promotora y Operadora de Infraestructura SAB de CV	14,276	230,839
Southern Copper Corp.(c)	6,717	1,155,727
Wal-Mart de Mexico SAB de CV	359,212	1,166,442
		15,691,441
Netherlands — 2.8%
ABN AMRO Bank NV	33,112	1,049,677
Adyen NV(b)(d)	1,672	1,673,422
Akzo Nobel NV	11,410	655,907
Argenx SE(b)	4,374	3,174,383
ASM International NV	3,179	2,409,531
ASML Holding NV	25,132	33,419,428
ASR Nederland NV	10,665	734,251
BE Semiconductor Industries NV	5,028	1,076,966
Euronext NV	5,123	822,661
EXOR NV	5,083	389,092
Heineken Holding NV	9,042	643,485
Heineken NV	17,701	1,361,531
ING Groep NV	186,857	4,850,186
Koninklijke Ahold Delhaize NV	56,622	2,636,842
Koninklijke KPN NV	235,093	1,310,321
Koninklijke Philips NV	49,999	1,367,584
Magnum Ice Cream Co. NV(b)	31,330	460,265
Nebius Group NV, Class A(b)	13,891	1,441,330
NN Group NV	16,219	1,266,637
Randstad NV(c)	4,306	112,386
Universal Music Group NV	72,729	1,411,729
Wolters Kluwer NV, Class C	15,524	1,159,460
		63,427,074
New Zealand — 0.1%
Auckland International Airport Ltd.	102,427	469,112
Contact Energy Ltd.	56,179	298,620
Fisher & Paykel Healthcare Corp. Ltd.	38,680	838,717
Infratil Ltd.	64,602	435,604
Meridian Energy Ltd.	71,629	229,292
Xero Ltd.(b)	10,173	537,641
		2,808,986
Nigeria — 0.0%
Airtel Africa PLC(d)	80,976	373,408
Norway — 0.4%
Aker BP ASA	17,479	646,180
DNB Bank ASA	57,951	1,813,208
Equinor ASA	44,725	1,905,481
Gjensidige Forsikring ASA	20,210	528,667
Kongsberg Gruppen ASA	30,355	1,293,933
Mowi ASA	26,602	605,030
Norsk Hydro ASA	91,511	975,360
Orkla ASA	53,677	675,505
Salmar ASA	5,768	336,564
Telenor ASA	43,946	772,909
		9,552,837
Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	13,118	472,773
Credicorp Ltd.	4,318	1,464,579
		1,937,352
Philippines — 0.1%
Ayala Corp.	13,480	112,685
Ayala Land, Inc.	546,400	146,108

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines (continued)
Bank of the Philippine Islands	110,452	$ 181,632
BDO Unibank, Inc.	151,204	284,469
International Container Terminal Services, Inc.	71,720	813,115
Jollibee Foods Corp.	45,180	132,220
Manila Electric Co.	11,960	121,569
Metropolitan Bank & Trust Co.	96,987	101,377
PLDT, Inc.	6,295	134,788
SM Investments Corp.	20,672	210,974
SM Prime Holdings, Inc.	780,850	262,854
		2,501,791
Poland — 0.4%
Allegro.eu SA(b)(d)	41,050	294,655
Asseco Poland SA	4,910	226,219
Bank Millennium SA(b)	29,713	131,689
Bank Polska Kasa Opieki SA	10,145	601,132
Budimex SA(c)	1,098	197,410
CD Projekt SA	3,685	237,091
Dino Polska SA(b)(d)	31,610	285,676
InPost SA(b)	14,665	259,629
KGHM Polska Miedz SA(b)	10,666	779,257
LPP SA	72	436,568
mBank SA(b)	1,117	324,981
ORLEN SA	38,199	1,384,113
PGE Polska Grupa Energetyczna SA(b)	80,253	227,645
Powszechna Kasa Oszczednosci Bank Polski SA	55,727	1,318,166
Powszechny Zaklad Ubezpieczen SA	35,339	615,145
Santander Bank Polska SA	2,017	319,800
Zabka Group SA(b)	33,818	202,390
		7,841,566
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	523,105	509,488
EDP SA	198,624	1,051,058
Galp Energia SGPS SA, Class B	30,760	737,550
Jeronimo Martins SGPS SA	24,417	583,843
		2,881,939
Qatar — 0.2%
Al Rayan Bank	315,506	189,293
Commercial Bank PSQC	197,122	230,807
Dukhan Bank	164,731	156,529
Industries Qatar QSC	97,136	283,671
Mesaieed Petrochemical Holding Co.	245,102	73,442
Nebras Energy	34,989	137,905
Ooredoo QPSC	63,062	214,958
Qatar Fuel QSC	23,217	92,271
Qatar Gas Transport Co. Ltd.	164,517	189,244
Qatar International Islamic Bank QSC	102,600	313,717
Qatar Islamic Bank QPSC	117,313	732,604
Qatar National Bank QPSC	281,484	1,316,487
		3,930,928
Romania — 0.0%
NEPI Rockcastle NV	38,237	306,822
Russia(b)(e) — 0.0%
Alrosa PJSC	189,683	23
Mobile TeleSystems PJSC	50,446	6
Moscow Exchange MICEX-RTS PJSC	63,850	8
Ozon Holdings PLC, ADR	2,417	—
PhosAgro PJSC, GDR	50	—
Polyus PJSC	23,820	—
Rosneft Oil Co. PJSC	71,604	9
Sberbank of Russia PJSC	588,148	72
Security	Shares	Value
Russia (continued)
Severstal PAO	10,830	$ 1
TCS Group Holding PLC, Class A, GDR	6,905	1
United Co. RUSAL International PJSC	172,792	21
VK IPJSC, GDR	5,177	1
VTB Bank PJSC	37,302	—
X5 Retail Group NV, GDR, Registered Shares	9,876	1
		143
Saudi Arabia — 0.9%
ACWA Power Co.(b)	9,540	442,449
Ades Holding Co.	46,178	222,362
Al Rajhi Bank	131,218	3,740,593
Alinma Bank	80,858	626,154
Almarai Co. JSC	29,308	341,389
Arab National Bank	81,450	467,668
Bank AlBilad	40,767	297,979
Bank Al-Jazira	39,201	123,566
Banque Saudi Fransi	80,191	427,778
Bupa Arabia for Cooperative Insurance Co.	6,760	322,047
Co. for Cooperative Insurance	4,904	168,728
Dar Al Arkan Real Estate Development Co.(b)	26,789	129,703
Dr. Sulaiman Al Habib Medical Services Group Co.	3,493	240,041
Elm Co.	2,013	289,600
Etihad Etisalat Co.	28,661	499,123
Jabal Omar Development Co.(b)	37,148	158,928
Jarir Marketing Co.	44,780	168,773
Mouwasat Medical Services Co.	5,276	102,143
Riyad Bank	85,791	679,585
SABIC Agri-Nutrients Co.	17,654	677,975
SAL Saudi Logistics Services	1,775	79,076
Saudi Arabian Mining Co.(b)	78,042	1,348,805
Saudi Arabian Oil Co.(d)	390,736	2,828,615
Saudi Awwal Bank	47,896	478,705
Saudi Basic Industries Corp.	56,428	901,645
Saudi Electricity Co.	60,072	273,244
Saudi Investment Bank	52,885	187,464
Saudi National Bank	179,957	2,031,503
Saudi Tadawul Group Holding Co.	3,018	111,754
Saudi Telecom Co.	140,261	1,589,692
Yanbu National Petrochemical Co.	28,244	265,180
		20,222,267
Singapore — 1.0%
CapitaLand Ascendas REIT	261,551	504,781
CapitaLand Integrated Commercial Trust	387,352	694,621
CapitaLand Investment Ltd.	169,500	360,797
DBS Group Holdings Ltd.	141,552	6,299,081
Grab Holdings Ltd., Class A(b)(c)	148,651	544,063
Keppel Ltd.	94,900	874,240
Oversea-Chinese Banking Corp. Ltd.	207,949	3,561,698
Sea Ltd., Class A, ADR(b)	26,954	2,232,061
Sembcorp Industries Ltd.	59,600	309,512
Singapore Airlines Ltd.	96,999	500,194
Singapore Exchange Ltd.	60,800	927,512
Singapore Technologies Engineering Ltd.	107,500	912,377
Singapore Telecommunications Ltd.	485,500	1,865,420
STMicroelectronics NV	43,833	1,491,576
United Overseas Bank Ltd.	76,500	2,189,869
		23,267,802
South Africa — 0.9%
Absa Group Ltd.	43,616	628,284
Bid Corp. Ltd.	22,557	543,328
Bidvest Group Ltd.(c)	26,537	356,859
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Capitec Bank Holdings Ltd.	6,152	$ 1,511,510
Clicks Group Ltd.	17,239	294,895
Discovery Ltd.	39,416	578,385
FirstRand Ltd.	356,998	1,827,584
Gold Fields Ltd.(c)	55,303	2,541,287
Harmony Gold Mining Co. Ltd.	31,269	477,692
Impala Platinum Holdings Ltd.	62,435	887,948
MTN Group Ltd.	107,631	1,256,770
Naspers Ltd., Class N, N Shares	50,825	2,629,023
Nedbank Group Ltd.	29,672	467,773
Northam Platinum Holdings Ltd.	22,700	463,187
OUTsurance Group Ltd.	85,253	350,660
Pepkor Holdings Ltd.(d)	229,695	308,808
Remgro Ltd.	36,445	406,078
Sanlam Ltd.	134,467	707,092
Sasol Ltd.(b)	45,386	598,649
Shoprite Holdings Ltd.	20,425	334,947
Sibanye Stillwater Ltd.	183,684	563,813
Standard Bank Group Ltd.	81,685	1,479,293
Valterra Platinum Ltd.(c)	17,193	1,445,206
Vodacom Group Ltd.	34,521	294,427
		20,953,498
South Korea — 4.7%
Alteogen, Inc.	2,403	545,038
Amorepacific Corp.	2,029	187,044
APR Corp.	1,548	353,206
Celltrion, Inc.	9,929	1,327,731
DB Insurance Co. Ltd.	2,516	282,205
Delivery Hero SE(b)(d)	21,366	397,005
Doosan Co. Ltd.	498	361,657
Doosan Enerbility Co. Ltd.(b)	30,236	1,899,969
Ecopro BM Co. Ltd.	3,551	465,225
Ecopro Co. Ltd.	6,793	655,826
Hana Financial Group, Inc.	19,600	1,428,778
Hanjin Kal Corp.	1,833	136,411
Hankook Tire & Technology Co. Ltd.	4,552	167,563
Hanmi Semiconductor Co. Ltd.	2,974	513,843
Hanwha Aerospace Co. Ltd.	2,173	1,852,931
Hanwha Ocean Co. Ltd.(b)	10,303	848,112
Hanwha Systems Co. Ltd.	4,988	390,564
HD Hyundai Co. Ltd.	3,378	566,524
HD Hyundai Electric Co. Ltd.	1,373	778,062
HD Hyundai Heavy Industries Co. Ltd.	2,129	681,961
HD Hyundai Marine Solution Co. Ltd.	998	123,228
HD Korea Shipbuilding and Offshore Engineering Co. Ltd.	2,438	565,049
HLB, Inc.(b)	8,095	267,429
HMM Co. Ltd.	17,458	228,742
HYBE Co. Ltd.	1,754	355,586
Hyosung Heavy Industries Corp.	319	538,654
Hyundai Engineering & Construction Co. Ltd.	5,070	494,981
Hyundai Glovis Co. Ltd.	1,866	265,029
Hyundai Mobis Co. Ltd.	3,724	960,867
Hyundai Motor Co.	8,044	2,478,037
Hyundai Rotem Co. Ltd.	5,401	621,956
Industrial Bank of Korea	8,152	117,752
Kakao Corp.	19,152	591,265
KakaoBank Corp.	13,451	219,173
KB Financial Group, Inc.	24,292	2,384,757
Kia Corp.	16,285	1,607,834
Korea Aerospace Industries Ltd.	4,371	494,123
Security	Shares	Value
South Korea (continued)
Korea Electric Power Corp.	17,450	$ 496,109
Korea Investment Holdings Co. Ltd.	1,996	278,467
Korean Air Lines Co. Ltd.	6,369	102,738
Krafton, Inc.	1,856	317,296
KT&G Corp.	7,054	758,536
LG Chem Ltd.	3,388	692,504
LG Corp.	6,286	355,432
LG Display Co. Ltd.(b)	30,368	222,984
LG Electronics, Inc.	4,264	309,139
LG Energy Solution Ltd.(b)	3,209	877,889
LG Uplus Corp.	20,973	218,112
LIG Nex1 Co. Ltd.	833	343,738
LS Electric Co. Ltd.	974	486,840
Meritz Financial Group, Inc.(b)	6,585	499,344
Mirae Asset Securities Co. Ltd.	10,372	439,568
NAVER Corp.	9,116	1,241,129
NH Investment & Securities Co. Ltd.	5,312	108,063
POSCO Future M Co. Ltd.	1,987	274,488
POSCO Holdings, Inc.	5,002	1,126,265
Posco International Corp.	3,269	152,602
Samsung Biologics Co. Ltd.(b)(d)	736	754,301
Samsung C&T Corp.	5,289	926,940
Samsung Electro-Mechanics Co. Ltd.	3,991	1,143,457
Samsung Electronics Co. Ltd.	305,294	35,707,581
Samsung Episholdings Co. Ltd.(b)	485	164,686
Samsung Fire & Marine Insurance Co. Ltd.	1,953	584,985
Samsung Heavy Industries Co. Ltd.(b)	40,579	679,986
Samsung Life Insurance Co. Ltd.	5,945	857,196
Samsung SDI Co. Ltd.(b)	4,093	1,134,110
Samsung SDS Co. Ltd.	2,432	246,406
Samyang Foods Co. Ltd.	238	192,942
Shinhan Financial Group Co. Ltd.	29,169	1,738,512
SK Biopharmaceuticals Co. Ltd.(b)	3,059	192,709
SK Hynix, Inc.	35,317	20,037,621
SK Innovation Co. Ltd.	4,534	332,734
SK Square Co. Ltd.(b)	5,744	1,891,226
SK Telecom Co. Ltd.	3,814	197,337
SK, Inc.	2,218	456,007
S-Oil Corp.(b)	2,657	182,193
Woori Financial Group, Inc.	41,683	913,769
Yuhan Corp.	3,378	215,948
		104,006,006
Spain — 2.2%
Acciona SA	2,033	534,603
ACS Actividades de Construccion y Servicios SA	13,240	1,614,689
Aena SME SA(d)	49,880	1,471,325
Amadeus IT Group SA	29,659	1,695,923
Banco Bilbao Vizcaya Argentaria SA	371,224	8,018,274
Banco de Sabadell SA	341,603	1,223,722
Banco Santander SA	959,906	10,761,238
Bankinter SA	43,554	689,781
CaixaBank SA	259,518	3,111,013
Cellnex Telecom SA(d)	29,789	957,858
EDP Renovaveis SA	22,033	353,142
Endesa SA	17,162	715,708
Grifols SA , Class A	19,872	207,901
Iberdrola SA	409,412	9,373,141
Indra Sistemas SA	6,534	365,188
Industria de Diseno Textil SA	67,848	3,949,351
Mapfre SA	59,364	264,555
Naturgy Energy Group SA	17,948	537,301

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Redeia Corp. SA	20,753	$ 351,770
Repsol SA	73,276	2,062,607
Telefonica SA	197,373	863,611
		49,122,701
Sweden — 1.9%
AddTech AB, Class B, B Shares	15,930	546,637
Alfa Laval AB	17,824	974,971
Assa Abloy AB, Class B	64,064	2,315,777
Atlas Copco AB, A Shares	178,533	3,150,540
Atlas Copco AB, B Shares	105,144	1,643,638
Beijer Ref AB, Class B	17,809	246,888
Boliden AB(b)	18,097	948,678
Epiroc AB, Class A	50,228	1,236,454
Epiroc AB, Class B	22,861	489,718
EQT AB	30,790	955,342
Essity AB, Class B	38,540	993,284
Evolution AB(d)	7,312	459,548
Fastighets AB Balder, B Shares(b)	53,012	310,471
H & M Hennes & Mauritz AB, B Shares(c)	32,400	606,167
Hexagon AB, Class B, B shares	142,977	1,391,469
Holmen AB, Class B, B Shares	5,343	191,599
Industrivarden AB, A Shares	7,028	350,038
Industrivarden AB, C Shares	8,323	412,560
Indutrade AB	17,623	404,075
Investment AB Latour, B Shares	7,649	164,892
Investor AB, Class B, B Shares	116,296	4,404,677
L E Lundbergforetagen AB, B Shares	6,442	366,252
Lifco AB, Class B, B Shares	16,700	505,215
Nibe Industrier AB, B Shares	96,157	401,786
Saab AB, Class B	18,976	1,241,975
Sagax AB, Class B	14,344	264,683
Sandvik AB	65,475	2,516,979
Securitas AB, B Shares	38,270	640,943
Skandinaviska Enskilda Banken AB, Class A	96,491	1,783,047
Skanska AB, B Shares	21,743	588,129
SKF AB, Class B, B Shares	23,338	562,584
Svenska Cellulosa AB SCA, Class B	36,503	423,229
Svenska Handelsbanken AB, A Shares	94,028	1,239,639
Swedbank AB, Class A, A Shares	57,146	1,947,736
Swedish Orphan Biovitrum AB(b)	12,780	535,615
Tele2 AB, Class B, B Shares	38,108	788,739
Telefonaktiebolaget LM Ericsson, B Shares	177,219	2,020,338
Telia Co. AB	153,059	784,163
Trelleborg AB, B Shares	15,629	584,517
Volvo AB, B Shares	104,520	3,436,545
		42,829,537
Switzerland — 4.5%
ABB Ltd., Class N, Registered Shares	99,154	8,062,006
Alcon AG	32,153	2,430,452
Avolta AG, Class N	6,282	376,646
Banque Cantonale Vaudoise, Registered Shares	1,876	305,122
Barry Callebaut AG, Class N, Registered Shares	187	328,857
Belimo Holding AG, Registered Shares	606	492,162
BKW AG	1,298	255,913
Chocoladefabriken Lindt & Spruengli AG	69	968,897
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	7	1,001,921
Cie Financiere Richemont SA, Class A, Registered Shares	34,206	6,039,617
DSM-Firmenich AG	10,058	719,389
EMS-Chemie Holding AG, Registered Shares	751	590,503
Security	Shares	Value
Switzerland (continued)
Galderma Group AG	11,971	$ 2,352,705
Geberit AG, Class N, Registered Shares	2,345	1,582,945
Givaudan SA, Class N, Registered Shares	638	2,157,398
Helvetia Holding AG, Registered Shares	4,770	1,234,525
Julius Baer Group Ltd., Class N	13,632	1,002,688
Kuehne & Nagel International AG, Registered Shares	3,317	759,610
Logitech International SA, Class N, Registered Shares	10,708	994,393
Lonza Group AG, Registered Shares	4,475	2,870,795
Nestle SA, Class N, Registered Shares	165,458	16,229,941
Novartis AG, Class N, Registered Shares	123,302	18,926,156
Partners Group Holding AG	1,533	1,652,329
Sandoz Group AG	28,675	2,246,712
Schindler Holding AG	2,228	733,887
Schindler Holding AG, Class N, Registered Shares	2,508	789,900
SGS SA, Registered Shares	10,697	1,127,346
Sika AG, Registered Shares	9,862	1,632,341
Sonova Holding AG, Registered Shares	2,967	676,516
Straumann Holding AG, Registered Shares	8,082	845,564
Swatch Group AG, Class BR	1,839	405,980
Swiss Life Holding AG, Class N, Registered Shares	1,768	1,925,729
Swiss Prime Site AG, Registered Shares	4,882	826,611
Swisscom AG, Class N, Registered Shares	1,564	1,312,451
UBS Group AG, Registered Shares	204,633	7,979,335
VAT Group AG(d)	1,869	1,165,959
Zurich Insurance Group AG, Class N	9,253	6,540,191
		99,543,492
Taiwan — 7.0%
Accton Technology Corp.	36,000	1,776,137
Advantech Co. Ltd.	28,769	294,997
Alchip Technologies Ltd.	5,000	407,758
ASE Technology Holding Co. Ltd.	201,343	2,216,013
Asia Cement Corp.	138,233	151,144
Asia Vital Components Co. Ltd.	25,000	1,651,236
ASPEED Technology, Inc.	2,000	689,389
Asustek Computer, Inc.	45,220	794,213
Bizlink Holding, Inc.	11,000	631,637
Caliway Biopharmaceuticals Co. Ltd.(b)	67,000	187,588
Catcher Technology Co. Ltd.	45,000	266,465
Cathay Financial Holding Co. Ltd.	661,622	1,479,277
Chailease Holding Co. Ltd.	120,078	416,122
Chang Hwa Commercial Bank Ltd.	319,164	205,060
China Steel Corp.	818,638	489,354
Chroma ATE, Inc.	24,000	1,151,626
Chunghwa Telecom Co. Ltd.	213,000	887,957
Compal Electronics, Inc.	273,000	237,475
CTBC Financial Holding Co. Ltd.	1,043,601	1,695,974
Delta Electronics, Inc.	127,000	5,726,474
E Ink Holdings, Inc.	58,000	252,996
E.Sun Financial Holding Co. Ltd.	877,177	871,141
Elite Material Co. Ltd.	20,000	1,706,929
eMemory Technology, Inc.	5,000	425,730
Eva Airways Corp.	170,000	183,165
Evergreen Marine Corp. Taiwan Ltd.	74,055	467,135
Far Eastern New Century Corp.	207,607	172,766
Far EasTone Telecommunications Co. Ltd.	144,000	415,927
First Financial Holding Co. Ltd.	766,754	683,161
Formosa Chemicals & Fibre Corp.	218,360	311,749
Formosa Plastics Corp.	244,040	355,015
Fortune Electric Co. Ltd.	12,100	309,211
Fubon Financial Holding Co. Ltd.	527,142	1,443,166
Gigabyte Technology Co. Ltd.	34,000	243,584
Global Unichip Corp.	4,000	283,356
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Globalwafers Co. Ltd.	17,000	$ 231,888
Gold Circuit Electronics Ltd.	19,000	535,760
Hon Hai Precision Industry Co. Ltd.	804,800	4,919,552
Hon Precision, Inc.	5,000	553,231
Hotai Motor Co. Ltd.	18,360	281,925
Hua Nan Financial Holdings Co. Ltd.	606,547	635,860
Innolux Corp.	472,479	362,610
International Games System Co. Ltd.	10,000	238,870
Inventec Corp.	168,470	215,917
Jentech Precision Industrial Co. Ltd.	6,000	754,432
KGI Financial Holding Co. Ltd.	1,105,133	678,857
King Slide Works Co. Ltd.	4,000	414,460
King Yuan Electronics Co. Ltd.	83,000	709,998
Largan Precision Co. Ltd.	7,000	480,153
Lite-On Technology Corp.	149,816	685,593
Lotes Co. Ltd.	7,000	467,160
MediaTek, Inc.	96,255	4,616,884
Mega Financial Holding Co. Ltd.	736,470	893,809
Nan Ya Plastics Corp.	364,790	872,094
Novatek Microelectronics Corp.	48,000	579,446
Pegatron Corp.	116,000	281,247
PharmaEssentia Corp.	17,755	340,511
President Chain Store Corp.	40,000	281,720
Quanta Computer, Inc.	180,000	1,619,812
Realtek Semiconductor Corp.	25,240	383,872
Shanghai Commercial & Savings Bank Ltd.	309,075	378,852
SinoPac Financial Holdings Co. Ltd.	675,755	656,096
Taiwan Business Bank	487,736	231,423
Taiwan Cooperative Financial Holding Co. Ltd.	769,629	569,395
Taiwan High Speed Rail Corp.	140,000	115,983
Taiwan Mobile Co. Ltd.	97,800	334,388
Taiwan Semiconductor Manufacturing Co. Ltd.	1,591,000	92,014,729
TCC Group Holdings Co. Ltd.	314,240	228,889
Teco Electric and Machinery Co. Ltd.	75,000	147,283
TS Financial Holding Co. Ltd.	1,399,200	1,029,167
Unimicron Technology Corp.	104,300	1,526,156
Uni-President Enterprises Corp.	269,950	602,999
United Microelectronics Corp.	761,000	1,364,169
Vanguard International Semiconductor Corp.	68,765	255,252
Wan Hai Lines Ltd.	75,215	182,946
Wistron Corp.	194,000	771,462
Wiwynn Corp.	7,000	753,241
Yageo Corp.	109,488	865,221
Yang Ming Marine Transport Corp.	104,000	171,117
Yuanta Financial Holding Co. Ltd.	695,162	988,218
Zhen Ding Technology Holding Ltd.	37,710	252,010
		154,955,584
Thailand — 0.3%
Advanced Info Service PCL, NVDR	57,600	657,458
Airports of Thailand PCL, NVDR	298,400	476,103
Bangkok Dusit Medical Services PCL, NVDR	502,600	286,503
Bumrungrad Hospital PCL, NVDR	54,300	271,193
Central Pattana PCL, NVDR	105,500	202,616
Charoen Pokphand Foods PCL, NVDR	204,000	130,492
CP ALL PCL, NVDR	384,600	536,347
Delta Electronics Thailand PCL, NVDR	220,000	1,786,840
Gulf Development PCL, NVDR	328,854	598,660
Kasikornbank PCL, NVDR	29,400	171,529
Krung Thai Bank PCL, NVDR	285,275	305,075
Minor International PCL, NVDR	147,580	98,370
PTT Exploration & Production PCL, NVDR(c)	109,022	525,269
Security	Shares	Value
Thailand (continued)
PTT PCL, NVDR	574,500	$ 609,688
SCB X PCL, NVDR	41,800	183,751
Siam Cement PCL, NVDR	54,100	345,152
True Corp. PCL, NVDR	639,625	281,446
		7,466,492
Turkey — 0.1%
Akbank TAS, Class A	213,323	318,399
Aselsan Elektronik Sanayi Ve Ticaret AS, Class A	93,534	672,520
BIM Birlesik Magazalar A/S, Class A	24,603	379,230
Eregli Demir ve Celik Fabrikalari TAS, Class A	191,444	122,628
Haci Omer Sabanci Holding A/S, Class A	71,332	144,310
KOC Holding A/S, Class A	53,193	234,305
Turk Hava Yollari AO, Class A	33,173	220,252
Turkcell Iletisim Hizmetleri A/S, Class A(c)	84,603	202,283
Turkiye Is Bankasi A/S, Class C	570,904	169,305
Turkiye Petrol Rafinerileri A/S, Class A	67,360	391,323
		2,854,555
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	208,923	713,305
Abu Dhabi Islamic Bank PJSC	109,255	628,577
Abu Dhabi National Oil Co. for Distribution PJSC	221,793	230,157
ADNOC Drilling Co. PJSC	149,615	211,586
Adnoc Gas PLC	301,258	265,677
ADNOC Logistics & Services	132,926	189,330
Aldar Properties PJSC	267,840	578,916
Dubai Electricity & Water Authority PJSC	263,161	195,222
Dubai Islamic Bank PJSC	183,484	372,185
Emaar Development PJSC	83,510	316,118
Emaar Properties PJSC	440,123	1,440,274
Emirates NBD Bank PJSC	136,696	1,029,855
Emirates Telecommunications Group Co. PJSC	204,182	1,054,475
First Abu Dhabi Bank PJSC	290,073	1,376,346
Salik Co. PJSC	113,900	160,169
		8,762,192
United Kingdom — 7.4%
3i Group PLC	66,926	2,181,186
Admiral Group PLC	17,979	751,985
Anglo American PLC	74,935	3,217,379
Associated British Foods PLC	23,283	582,828
AstraZeneca PLC	100,248	19,602,489
Auto Trader Group PLC(d)	60,587	379,219
Aviva PLC	201,671	1,618,488
BAE Systems PLC	192,988	5,658,119
Barclays PLC	908,494	4,754,589
Barratt Redrow PLC	101,182	351,919
British American Tobacco PLC	141,478	8,214,043
BT Group PLC	388,938	1,090,025
Bunzl PLC	20,283	610,628
Centrica PLC	313,897	888,779
CK Hutchison Holdings Ltd.	160,508	1,232,063
Coca-Cola Europacific Partners PLC	13,747	1,246,441
Compass Group PLC	104,054	2,903,202
Diageo PLC	140,006	2,603,722
Entain PLC	44,257	332,476
Haleon PLC	555,958	2,751,433
Halma PLC	23,333	1,190,701
HSBC Holdings PLC	1,107,553	18,188,884
Imperial Brands PLC	50,509	2,048,029
Informa PLC	78,635	789,788
International Consolidated Airlines Group SA, Class DI	82,738	392,700
Intertek Group PLC	11,608	564,833

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
J Sainsbury PLC(c)	105,979	$ 475,528
JD Sports Fashion PLC	68,722	65,180
Kingfisher PLC	116,835	444,246
Land Securities Group PLC	46,321	341,675
Legal & General Group PLC	331,537	1,089,541
Lloyds Banking Group PLC	3,897,520	4,830,719
London Stock Exchange Group PLC	29,509	3,484,651
M&G PLC	146,275	531,334
Marks & Spencer Group PLC	144,081	649,189
Melrose Industries PLC	90,172	611,023
National Grid PLC	316,033	5,334,668
NatWest Group PLC	511,249	3,787,303
Next PLC	8,135	1,374,398
Pearson PLC	28,728	378,746
Phoenix Group Holdings PLC	43,508	394,031
Reckitt Benckiser Group PLC	42,160	2,834,853
RELX PLC	115,703	3,790,702
Rentokil Initial PLC	180,411	1,119,617
Rolls-Royce Holdings PLC	541,353	8,224,466
Sage Group PLC	62,709	702,679
Schroders PLC	35,228	271,240
Segro PLC	79,438	680,987
Severn Trent PLC	16,765	687,593
Shell PLC	364,152	16,865,721
Smith & Nephew PLC	58,997	934,749
Smiths Group PLC	22,773	694,946
Spirax Group PLC	5,254	471,357
SSE PLC	74,189	2,564,610
Standard Chartered PLC	125,207	2,609,296
Tesco PLC	422,823	2,657,454
Unilever PLC	142,950	7,847,866
United Utilities Group PLC	45,859	799,605
Verisure PLC(b)	26,171	271,669
Vodafone Group PLC	1,300,743	1,961,977
Whitbread PLC	12,350	379,704
Wise PLC, Class A(b)	43,815	527,628
		164,836,899
United States — 2.6%
Aegon Ltd.	76,374	558,540
BeOne Medicines Ltd., Class H(b)	52,069	1,168,033
BP PLC	1,030,564	8,066,023
Buzzi SpA	4,945	250,004
Experian PLC	60,545	2,094,524
Ferrovial SE	32,535	2,116,612
GFL Environmental, Inc.	15,379	641,538
GSK PLC	260,977	7,188,737
Holcim AG	31,966	2,642,371
InterContinental Hotels Group PLC	10,033	1,323,100
JBS NV, Class A(b)	22,186	398,461
Legend Biotech Corp., ADR(b)(c)	4,843	87,610
Monday.com Ltd.(b)	2,789	192,748
Qiagen NV	15,728	637,137
Roche Holding AG	45,545	18,176,592
Roche Holding AG, Class BR	1,956	810,492
Spotify Technology SA(b)	10,220	4,955,780
Security	Shares	Value
United States (continued)
Stellantis NV	126,840	$ 916,747
Sunbelt Rentals Holdings, Inc.	27,334	1,743,672
Swiss Re AG	20,045	3,367,102
Tenaris SA	28,480	832,536
		58,168,359
Zambia — 0.1%
First Quantum Minerals Ltd.(b)	50,384	1,204,638
Total Common Stocks — 97.4% (Cost: $1,164,346,180)		2,170,853,804
Preferred Securities
Preferred Stocks — 0.9%
Brazil — 0.4%
Axia Energia
Class B	8,083	100,151
Class C(b)	24,337	266,117
Banco Bradesco SA	310,823	1,150,318
Cia Energetica de Minas Gerais	69,520	169,242
Gerdau SA	93,741	343,848
Itau Unibanco Holding SA	381,337	3,200,968
Itausa SA	368,642	994,935
Petroleo Brasileiro SA - Petrobras	297,187	2,792,376
		9,017,955
Chile — 0.1%
Sociedad Quimica y Minera de Chile SAClass B(b)	9,655	781,251
Colombia — 0.0%
Grupo Cibest SA	28,795	529,082
Germany — 0.2%
Bayerische Motoren Werke AG	2,675	246,240
Dr. Ing hc F Porsche AG(c)	13,016	592,935
Henkel AG & Co. KGaA	10,463	808,258
Porsche Automobil Holding SE	10,266	375,912
Sartorius AG	1,834	458,897
Volkswagen AG	12,510	1,279,679
		3,761,921
South Korea — 0.2%
Hyundai Motor Co., Preference Shares,	5,112	805,007
Samsung Electronics Co. Ltd.	53,354	4,306,923
		5,111,930
Total Preferred Securities — 0.9% (Cost: $11,734,043)		19,202,139
Rights
Italy — 0.0%
Telecom Italia SpA, (Expires 04/15/26, Strike Price EUR 0.51)	1,165,476	24
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore — 0.0%
CapitaLand Ascendas REIT, (Expires 04/22/26, Strike Price SGD 2.35)	7,323	$ 684
Total Rights — 0.0% (Cost: $ — )		708
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(e)	1,354	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 98.3% (Cost: $1,176,080,223)		2,190,056,651
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(f)(g)(h)	53,018,802	53,029,406
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(f)(g)	15,637,199	15,637,199
Total Short-Term Securities — 3.1% (Cost: $68,670,430)		68,666,605
Total Investments — 101.4% (Cost: $1,244,750,653)		2,258,723,256
Liabilities in Excess of Other Assets — (1.4)%		(30,697,571)
Net Assets — 100.0%		$ 2,228,025,685

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 69,296,295	$ —	$ (16,253,928)(a)	$ (9,136)	$ (3,825)	$ 53,029,406	53,018,802	$ 103,132 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	19,386,925	—	(3,749,726)(a)	—	—	15,637,199	15,637,199	107,879	—
				$ (9,136)	$ (3,825)	$ 68,666,605		$ 211,011	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index Mini	38	06/18/26	$ 2,606	$ 27,979

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
MSCI EAFE Index	131	06/19/26	$ 19,002	$ 51,653
MSCI Emerging Markets Index	137	06/19/26	9,964	(25,212)
				$ 54,420
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ 702,455	$ 102,029,026	$ —	$ 102,731,481
Austria	—	4,111,492	—	4,111,492
Belgium	—	11,632,347	—	11,632,347
Brazil	28,671,422	641,244	—	29,312,666
Canada	178,551,275	—	—	178,551,275
Chile	3,019,704	2,086,958	—	5,106,662
China	10,966,302	165,732,497	—	176,698,799
Colombia	607,161	—	—	607,161
Congo	384,581	—	—	384,581
Czech Republic	1,037,028	537,043	—	1,574,071
Denmark	1,386,006	20,501,048	—	21,887,054
Egypt	—	395,068	—	395,068
Finland	1,678,839	14,151,443	—	15,830,282
France	—	130,081,625	—	130,081,625
Germany	—	115,413,197	—	115,413,197
Greece	577,436	2,967,096	—	3,544,532
Hong Kong	877,738	24,938,643	—	25,816,381
Hungary	423,125	1,802,118	—	2,225,243
India	6,239,678	78,174,759	—	84,414,437
Indonesia	1,477,230	4,666,019	—	6,143,249
Ireland	1,635,735	4,245,645	—	5,881,380
Israel	3,122,871	11,374,002	—	14,496,873
Italy	—	43,789,287	—	43,789,287
Ivory Coast	—	642,504	—	642,504
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Japan	$ 3,553,356	$ 300,570,766	$ —	$ 304,124,122
Kuwait	2,578,235	1,912,807	—	4,491,042
Luxembourg	233,865	2,134,454	—	2,368,319
Macau	—	1,101,965	—	1,101,965
Malaysia	519,114	7,529,286	—	8,048,400
Mexico	14,998,182	693,259	—	15,691,441
Netherlands	4,538,437	58,888,637	—	63,427,074
New Zealand	767,732	2,041,254	—	2,808,986
Nigeria	—	373,408	—	373,408
Norway	2,403,406	7,149,431	—	9,552,837
Peru	1,937,352	—	—	1,937,352
Philippines	878,406	1,623,385	—	2,501,791
Poland	227,645	7,613,921	—	7,841,566
Portugal	—	2,881,939	—	2,881,939
Qatar	2,406,914	1,524,014	—	3,930,928
Romania	306,822	—	—	306,822
Russia	—	—	143	143
Saudi Arabia	324,505	19,897,762	—	20,222,267
Singapore	4,641,544	18,626,258	—	23,267,802
South Africa	3,999,497	16,954,001	—	20,953,498
South Korea	420,031	103,585,975	—	104,006,006
Spain	2,724,334	46,398,367	—	49,122,701
Sweden	—	42,829,537	—	42,829,537
Switzerland	—	99,543,492	—	99,543,492
Taiwan	871,141	154,084,443	—	154,955,584
Thailand	896,191	6,570,301	—	7,466,492
Turkey	—	2,854,555	—	2,854,555
United Arab Emirates	—	8,762,192	—	8,762,192
United Kingdom	1,721,969	163,114,930	—	164,836,899
United States	6,276,137	51,892,222	—	58,168,359
Zambia	1,204,638	—	—	1,204,638
Preferred Securities
Preferred Stocks
South Korea	—	5,111,930	—	5,111,930
Brazil	9,017,955	—	—	9,017,955
Chile	781,251	—	—	781,251
Germany	—	3,761,921	—	3,761,921
Colombia	529,082	—	—	529,082
Rights	—	708	—	708
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	68,666,605	—	—	68,666,605
	$ 378,782,932	$ 1,879,940,181	$ 143	$ 2,258,723,256
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 79,632	$ —	$ —	$ 79,632
Liabilities
Equity Contracts	(25,212)	—	—	(25,212)
	$ 54,420	$ —	$ —	$ 54,420

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CD	Certificate of Deposit
GDR	Global Depositary Receipt
JSC	Joint Stock Company
Portfolio Abbreviation (continued)
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company

Schedule of Investments (unaudited)(continued)
March 31, 2026
Total International ex U.S. Index Master Portfolio

Portfolio Abbreviation (continued)
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
SRF	State Revolving Fund
Master Portfolio Schedule of Investments